THE ADVISORS' INNER CIRCLE FUND II


HAMBRECHT SMALL CAP TECHNOLOGY FUND

PROSPECTUS                                                 AUGUST 31, 2005


                                 WRHAMBRECHT+CO
                             ASSET MANAGEMENT, LLC


                                              INVESTMENT ADVISER:
                                              W.R. HAMBRECHT + CO. ASSET
                                              MANAGEMENT, LLC



     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.
            Any representation to the contrary is a criminal offense.

  ABOUT THIS PROSPECTUS


     The Hambrecht Small Cap Technology Fund (Fund) is a separate series of The Advisors' Inner Circle Fund II (Trust), a mutual fund family that offers separate investment portfolios. The portfolios have individual investment goals and strategies. This prospectus gives you important information about the shares of the Fund that you should know before investing. Please read this prospectus and keep it for future reference.

     THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:

                                                                          PAGE
    INVESTMENT STRATEGY .................................................    1
    PRINCIPAL RISKS OF INVESTING ........................................    2
    PERFORMANCE INFORMATION .............................................    3
    FUND FEES AND EXPENSES ..............................................    4
    MORE INFORMATION ABOUT RISK .........................................    6
    MORE INFORMATION ABOUT FUND INVESTMENTS .............................    7
    INFORMATION ABOUT PORTFOLIO HOLDINGS ................................    8
    INVESTMENT ADVISER ..................................................    8
    PORTFOLIO MANAGERS ..................................................    8
    PURCHASING AND SELLING FUND SHARES ..................................   10
    OTHER POLICIES ......................................................   15
    DIVIDENDS AND DISTRIBUTIONS .........................................   19
    TAXES ...............................................................   19
    HOW TO OBTAIN MORE INFORMATION ABOUT THE
        HAMBRECHT SMALL CAP TECHNOLOGY FUND ....................... BACK COVER

HAMBRECHT SMALL CAP TECHNOLOGY FUND

FUND SUMMARY
-----------------------------------------------------------------------------------------

INVESTMENT GOAL                      Long-term capital appreciation

INVESTMENT FOCUS                     Equity securities of small-cap technology companies

SHARE PRICE VOLATILITY               High

PRINCIPAL INVESTMENT STRATEGY        Investing in value-oriented equity securities of
                                     small-cap companies in the technology industry

INVESTOR PROFILE                     Investors who seek growth potential, and who are
                                     willing to bear the risks of investing in a Fund which
                                     focuses on small-cap technology companies

INVESTMENT STRATEGY
--------------------------------------------------------------------------------

     Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of small-cap technology companies. For purposes of this policy, the Adviser defines small-cap companies as those that comprise the lowest 15% of total market capitalization of all companies listed on major U.S. equity exchanges, including the NYSE, NASDAQ or AMEX. As of May 31, 2005, the market capitalization of a company in the lowest 15% of total market capitalization was $3.1 billion or below. In addition, for purposes of the Fund's policy, the Adviser will consider "technology companies" to generally include those in the following areas: communications equipment, computer hardware and peripherals (such as printers, scanners, CD-ROM drives and keyboards), electronic equipment and instruments, office electronics, scientific and technical instrumentation, semiconductors and semiconductor equipment, software and services, and areas similar to the foregoing that are developed in the future. The Fund will primarily invest in a broad range of U.S. and foreign common stocks of small-cap technology companies that the Adviser considers to be value stocks. The Adviser considers a security to be a value stock primarily when a company trades at a low valuation relative to the size of its trailing revenues. The Adviser's security selection begins with a quantitative assessment of each company's fundamental characteristics that seeks to identify quality technology oriented companies which are currently under recognized and undervalued by the broader marketplace. Once identified, the Adviser subjects these companies to a quantitative exclusion process that seeks to eliminate from consideration those companies with certain unfavorable investment characteristics such as companies that trade at a high valuation relative to the size of its trailing revenues, companies with low market capitalization, low liquidity, or financially distressed companies. The Adviser will invest in companies that pass all exclusion criteria using a market capitalization-weighted approach.

     The Fund's investment portfolio will be rebalanced at least quarterly based on the Adviser's assessment of the quantitative selection criteria and the securities' market capitalization weightings. The Adviser may sell a security if the reason for its original purchase changes, when better opportunities are available among small-cap technology companies or for a variety of other reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

PRINCIPAL RISKS OF INVESTING
--------------------------------------------------------------------------------

     A shareholder's investment in the Fund, like all mutual funds, is subject to the risk that the shareholder could lose money on his or her investment. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

     Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

     To the extent that the Fund's investments are focused in issuers conducting business in the technology industry, the Fund is subject to the risk that legislative or regulatory changes, adverse market conditions and/or increased competition will negatively affect that industry. The prices of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing problems related to bringing products to market and rapid obsolescence of products. Some of the companies involved in the technology industry may be regarded as developmental stage companies, without revenues or operating income, or near-term prospects for them.

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     The small-capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

     Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country.

     The Fund pursues a "value style" of investing. Value investing focuses on companies whose stocks appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

     Because of its active trading strategy the Fund's portfolio turnover rate and transaction costs will generally be higher than funds with less active trading strategies, which may lower fund performance and increase the likelihood of capital gain distributions.

     Investors are also subject to the risk that the Fund's market segment, stocks of small-cap technology companies, may underperform other equity market segments or the equity markets as a whole.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

     The Fund is new, and does not have a full calendar year of performance. Therefore, the Fund has no performance information.

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FUND FEES AND EXPENSES
--------------------------------------------------------------------------------

     THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------
      Maximum Sales Charge (Load) Imposed on Purchases
        (as a percentage of offering price)                            None
--------------------------------------------------------------------------------
      Maximum Deferred Sales Charge (Load)
        (as a percentage of net asset value)                           None
--------------------------------------------------------------------------------
      Maximum Sales Charge (Load) Imposed on Reinvested
        Dividends and Other Distributions (as a percentage
        of offering price)                                             None
--------------------------------------------------------------------------------
      Redemption Fee (as a percentage of amount redeemed, if
        applicable)*                                                  1.00%
--------------------------------------------------------------------------------

     * This redemption fee is only applicable to shares sold within 30 days of their purchase date. This fee is not a sales charge and is payable directly to the Fund. In addition, the Fund's transfer agent charges a $10 fee for each wire redemption.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

--------------------------------------------------------------------------------
      Investment Advisory Fees                                      0.85%
      Other Expenses*                                               1.20%
                                                                   -----
      Total Annual Fund Operating Expenses**                        2.05%
                                                                   -----
      Less Fee Waivers and Expense Reimbursements                   0.80%
                                                                   -----
      Net Expenses                                                  1.25%
--------------------------------------------------------------------------------

 * Other Expenses are based on estimated amounts for the current fiscal year and include shareholder service fees.
** The Fund's adviser has
   contractually agreed to waive fees and to reimburse expenses in order to keep the Fund's actual total annual operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) from exceeding the "Net Expenses" shown above through November 30, 2006. In addition, if at any point during the first three years of Fund operations it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may retain the difference between the "Total Annual Operating Expenses" and the "Net Expenses" above to recapture any of its prior waivers or reimbursements.

   For more information about Investment Advisory fees, see "Investment
   Adviser."

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     EXAMPLE

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods.

     The example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                              1 Year                3 Years
--------------------------------------------------------------------------------
                              $208                   $643

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MORE INFORMATION ABOUT RISK
--------------------------------------------------------------------------------

     The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

     The Fund has an investment goal and strategies for reaching that goal. The Adviser invests the Fund's assets in a way that it believes will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with similar investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

     The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

     EQUITY RISK -- Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of such securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause the fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

     FOREIGN SECURITY RISK -- Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform account ing, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

MORE INFORMATION ABOUT FUND INVESTMENTS
--------------------------------------------------------------------------------

     The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive purposes, the Fund may invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objectives. If the Fund invests in this manner, it may not achieve its investment objective. The Fund will only make temporary defensive investments if the Fund's adviser believes that the risk of loss outweighs the opportunity for growth of total return.

     This prospectus describes the Fund's primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. In addition to the investments and strategies described in this prospectus, the Fund also may invest to a lesser extent in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategy. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information (for information on how to obtain a copy of the Statement of Additional Information see the back cover of this prospectus). Of course, there is no guarantee that the Fund will achieve its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

     A description of the Fund's policy and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information. On a monthly basis, the Fund will post its complete portfolio holdings on the internet at http://sei2funds.seic.com/hambrecht. The information on the website is provided with a lag of at least 30 days.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

     W.R. Hambrecht + Co. Asset Management, LLC (Adviser), a Delaware limited liability company formed in 2005, serves as the investment adviser to the Fund. The Adviser's principal place of business is located at 539 Bryant Street, Suite 100, San Francisco, California 94107-1237. The Adviser is a wholly-owned subsidiary of W.R. Hambrecht + Co., Inc., the holding company for W.R. Hambrecht + Co., LLC (www.wrhambrecht.com), an investment bank committed to using technology and auction processes to provide open and fair access to financial markets for its clients. As of August 1, 2005, the Adviser had approximately $2 million in assets under management.

     The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Trust's Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.85% based on the average daily net assets of the Fund. The Adviser has contractually agreed to waive fees and to reimburse expenses in order to keep the Fund's actual total annual operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) from exceeding 1.25% for a period of one year from the date of this prospectus. In addition, if at any point during the first three years of Fund operations it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may retain the difference between the Fund's total annual operating expenses and 1.25% to recapture any of its prior waivers or reimbursements.

PORTFOLIO MANAGERS

     Mr. Robert Raney III has served as a portfolio manager of the Adviser since July 2005, after serving as a Vice President of W.R. Hambrecht + Co., LLC from April 1999 to May 2005. He has been responsible for the day-to-day management of the Fund since August 2005. He has more than 14 years of investment experience.

     Mr. Johnny Svoren has served as Director of Research of the Adviser since July 2005, after serving as Quantitative Strategist from November 2001 to May 2005 and Co-Manager, Proprietary Investments from June 1998 to November 2001 of W.R. Hambrecht + Co., LLC. He is responsible for the day-to-day management of the Adviser's quantitative research process. His responsibilities with respect to the Fund include defining the target universe of eligible securities, refining this target universe to a subset of recommended portfolio candidates, and consulting with the Fund's portfolio manager on day-to-day portfolio implementation and management. He has more than 11 years of investment experience.

     The Fund's Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of Fund shares.

SHAREHOLDER SERVICING ARRANGEMENTS

     Brokers, dealers, banks, trust companies and other financial intermediaries may receive compensation from the Fund or its service providers for providing a variety of services. This section briefly describes how the financial representatives may get paid.

     For providing certain services to their clients, financial intermediaries may be paid a fee based on the assets of the Fund that are attributable to the financial intermediary. These services may include record keeping, transaction processing for shareholders' accounts and certain shareholder services not currently offered to shareholders that deal directly with the Fund. In addition, your financial intermediaries may charge you other account fees for buying or redeeming shares of the Fund or for servicing your account. Your financial intermediary should provide you with a schedule of its fees and services.

     The Fund may pay all or part of the fees paid to financial intermediaries. Fees paid by the Fund pursuant to the shareholder services plan adopted by the Fund's board may be an annual rate of up to 0.25% of the Fund's assets held through such intermediary. Periodically, the Board reviews these arrangements to ensure that the fees paid are appropriate for the services performed. The Fund does not pay these service fees on shares purchased directly. In addition, the Adviser and its affiliates may, at their own expense, pay financial intermediaries for these services.

     The Adviser and its affiliates may, at their own expense, pay financial intermediaries for distribution and marketing services performed with respect to the Fund. The Adviser may also pay its affiliated companies for distribution and marketing services performed with respect to the Fund.

PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------

     This section tells you how to purchase and sell (sometimes called "redeem") shares of the Fund.

HOW TO PURCHASE FUND SHARES

     To purchase shares directly from the Fund through its transfer agent, complete and send in the application. If you need an application or have questions, please call 1-800-241-4294.

     All investments must be made by check, Automated Clearing House (ACH), or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by cash or certain cash equivalents (for instance, you may not pay by money order or traveler's check). The Fund does not accept purchases made by third-party or credit card checks.

     The Fund reserves the right to reject any specific purchase order for any reason. The Fund is not intended for short-term trading by shareholders in response to short-term market fluctuations. For more information about the Fund's policy on short-term trading, see "Market Timing Policies and Procedures."

     The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Fund for more information.

BY MAIL

     REGULAR MAIL ADDRESS
     Hambrecht Small Cap Technology Fund
     P.O. Box 219009
     Kansas City, MO 64121-9009

     EXPRESS MAIL ADDRESS
     Hambrecht Small Cap Technology Fund
     430 W. 7th Street
     Kansas City, MO 64105

BY WIRE

     To open an account by wire, first call 1-800-241-4294 for details. To add to an existing account by wire, wire your money using the instructions set forth below (be sure to include the Fund name and your account number).

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     WIRING INSTRUCTIONS
     United Missouri Bank
     ABA#: 101000695
     Hambrecht Small Cap Technology Fund
     DDA# 9870523965
     Ref: account number/wire control number

GENERAL INFORMATION

     You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). Shares cannot be purchased by Federal Reserve wire on days either the NYSE or the Federal Reserve is closed. The price per share (the offering price) will be the net asset value per share (NAV) next determined after the Fund receives your purchase order in proper form. "Proper form" means that the Fund was provided a complete and signed account application, including the investor's social security number, tax identification number, and other identification required by law or regulation.

     The Fund calculates its NAV once each Business Day as of the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV, the Fund must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early - such as on days in advance of certain holidays - the Fund reserves the right to calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

     In addition to being able to buy and sell Fund shares directly from the Fund through its transfer agent, you may also buy or sell shares of the Fund through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers ("authorized institutions"). When you purchase or sell Fund shares through certain authorized institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these authorized institutions at an earlier time for your transaction to become effective that day. This allows these authorized institutions time to process your requests and transmit them to the Fund. Your authorized institution is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Fund on time.

     Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the NAV next determined after the intermediary receives the request if transmitted to the Fund's transfer agent in accordance with the Fund's procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

     If you deal directly with a financial intermediary or an authorized institution, you will have to follow their procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through a financial intermediary or an authorized institution, you should contact them directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain financial intermediaries and authorized institutions.

HOW THE FUND CALCULATES NAV

     NAV for one Fund share is the value of that share's portion of all of the net assets of the Fund. In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Fund's Board of Trustees. These methods are implemented through the Fund's Fair Value Pricing Committee, members of which are appointed by the Fund's Board of Trustees. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

     Although the Fund invests primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which the Fund would price securities at fair value - for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

     With respect to any non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

MINIMUM PURCHASES

     To purchase shares for the first time, you must invest at least $2,000. There is no minimum for subsequent investments. The Fund may accept investments of smaller amounts at its discretion.

HOW TO SELL YOUR FUND SHARES
--------------------------------------------------------------------------------

     If you own your shares directly, you may sell your shares on any Business Day by contacting the Fund's transfer agent directly by mail or telephone at 1-800-241-4294.

     If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

     If you would like to have your sales proceeds, including proceeds generated as a result of closing your account, sent to a third party or an address other than your own, please notify the Fund in writing and include a Medallion signature guarantee by a bank or other financial institution (a notarized signature is not sufficient). Medallion signature guarantees may also be required for redemption requests for amounts over $25,000. In addition, you will need to provide a Medallion signature guarantee for wire redemptions made within 30 days of changing your bank account information and for check redemptions made within 30 days of changing your mailing address. A Medallion signature guarantee is a formal certification offered by firms participating in the Medallion Stamp Program that guarantees a signature is original and authentic.

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

RECEIVING YOUR MONEY

     Normally, the Fund will send your sale proceeds within seven days after the Fund receives your request. Your proceeds can be wired to your bank account (subject to a $10 fee), sent to you by check or sent via Automated Clearing House (ACH) to your bank account once you have established banking instructions with the Fund. IF YOU ARE SELLING SHARES THAT WERE RECENTLY PURCHASED BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED OR THE ACH TRANSACTION HAS BEEN COMPLETED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

     The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Fund's remaining shareholders the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you will continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until you sell them.

INVOLUNTARY REDEMPTIONS OF YOUR SHARES

     If your account balance drops below $500 because of redemptions you may be required to sell your shares. The Fund will provide you at least 30 days' written notice to give you sufficient time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

     The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the Securities and Exchange Commission. More information about this is in the Statement of Additional Information.

TELEPHONE TRANSACTIONS

     Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions it reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

OTHER POLICIES
--------------------------------------------------------------------------------

MARKET TIMING POLICIES AND PROCEDURES

     The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategy, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

     Because the Fund may invest in foreign securities that trade primarily on markets that close prior to the time the Fund determines its NAV, frequent trading may have a greater potential to dilute the value of the Fund's shares as compared to a fund investing in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by the Fund takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as "price" or "time zone" arbitrage). This type of arbitrage may dilute the value of the Fund's shares if the price of the Fund's foreign securities do not reflect their fair value. The Fund has procedures designed to determine the fair value of foreign securities for purposes of calculating its NAV when such an event has occurred. However, because fair value pricing involves judgments which are inherently subjective, the use of fair value pricing may not always eliminate the risk of price arbitrage.

     In addition, because the Fund invests in small cap securities, which often trade in lower volumes and may be less liquid, the Fund may be more susceptible to the risks posed by frequent trading because frequent transactions in the Fund's shares may have a greater impact on the market prices of these types of securities.

     The Fund's service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Fund's Board of Trustees. For purposes of applying these policies, the Fund's service providers will consider the trading history of accounts known to be under common ownership or control to the extent they believe an investor or group of investors is attempting to evade detection under the Fund's policies and procedures by the use of multiple accounts. The Fund's policies and procedures include:

      o Shareholders are restricted from making more than 4 "round trips" into or out of the Fund over any rolling 12 month period. If a shareholder exceeds this amount, the Fund and/or its service providers may, at their discretion, reject any additional purchase orders. The Fund defines a round trip as a purchase into the Fund by a shareholder, followed by a subsequent redemption out of the Fund, of an amount the Adviser reasonably believes would be harmful or disruptive to the Fund.

      o The Fund assesses a redemption fee of 1% on redemptions by shareholders of shares if sold within thirty days of their purchase (subject to certain exceptions as discussed below in "Redemption Fees").

      o The Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or its Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

     The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders. The Fund does not knowingly accommodate frequent purchases and redemptions by Fund shareholders.

     Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Fund's and its service providers' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Fund cannot assure that its policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Fund and its long-term shareholders as discussed above. In addition, if you own your Fund shares through an omnibus account maintained by a broker, retirement plan or other financial intermediary, it is possible that your financial intermediary's policies regarding frequent trading may differ from those of the Fund. Please contact your financial intermediary for more information.

REDEMPTION FEE

     In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of same, the Fund charges a 1% redemption fee on redemptions of shares if sold within thirty days of their purchase. The fee is deducted from the sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the shares of the Fund. The fee does not apply to shares purchased with reinvested dividends or distributions. The redemption fee is applicable to shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. For this reason, the Fund has undertaken to notify financial intermediaries of their obligation to assess the redemption fee on customer accounts and to collect and remit the proceeds to the Fund. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Fund's. For example, certain group retirement plans' processing systems are incapable of properly applying the Fund's redemption fee to its underlying participants.

     The redemption fee may not apply to certain categories of redemptions, such as those that the Fund reasonably believes may not raise frequent trading or market timing concerns. These categories include, but are not limited to, the following: (i) redemptions resulting from certain transfers upon the death of a shareholder; (ii) redemptions by certain pension plans as required by law or by regulatory authorities; and (iii) retirement loans and withdrawals. The Fund reserves the right to modify or eliminate the redemption fees or waivers at any time.

CUSTOMER IDENTIFICATION AND VERIFICATION

     To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

     What this means to you: When you open an account, the Fund will ask your name, address, date of birth, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

     The Fund is required by law to reject your new account application if the required identifying information is not provided.

     In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

     Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Fund your application will be rejected.

     Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next-determined.

     However, the Fund reserves the right to close or liquidate your account at the then-current day's price and remit proceeds to you via check if it is unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Fund. Further, the Fund reserves the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

     Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of illegal activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

     The Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

     You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES
--------------------------------------------------------------------------------

     PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

     The Fund will distribute substantially all of its net investment income and net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from the Fund may be taxable whether or not you reinvest them. Income distributions, other than distributions of qualified dividend income, and distributions of short-term capital gains are generally taxable at ordinary income tax rates. Distributions of long-term capital gains and distributions of qualified dividend income are generally taxable at the rates applicable to long-term capital gains.

     Each sale of Fund shares may be a taxable event. The gain or loss on the sale of Fund shares generally will be treated as a short term capital gain or loss if you held the shares for 12 months or less or a long term capital gain or loss if you held the shares for longer.

     MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

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                                       20

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


                       HAMBRECHT SMALL CAP TECHNOLOGY FUND


INVESTMENT ADVISER
W.R. Hambrecht + Co. Asset Management, LLC
539 Bryant Street
Suite 100
San Francisco, California 94107-1237

DISTRIBUTOR
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI):
The SAI includes detailed information about the Fund and The Advisors' Inner Circle Fund II. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

TO OBTAIN AN SAI OR MORE INFORMATION (PLEASE NOTE THAT THE FUND DOES NOT HAVE A WEBSITE):
BY TELEPHONE: 1-800-241-4294

BY MAIL:   Hambrecht Small Cap Technology Fund
           P.O. Box 219009
           Kansas City, MO 64121-9009

FROM THE SEC: You can also obtain the SAI, as well as other information about The Advisors' Inner Circle Fund II, from the EDGAR Database on the SEC's website at: http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Advisors' Inner Circle Fund II's Investment Company Act registration number is 811-07102.

                                                                 WRH-PS-001-0100

                       STATEMENT OF ADDITIONAL INFORMATION

                       HAMBRECHT SMALL CAP TECHNOLOGY FUND

                 A SERIES OF THE ADVISORS' INNER CIRCLE FUND II

                                 AUGUST 31, 2005

                               INVESTMENT ADVISER:
                   W.R. HAMBRECHT + CO. ASSET MANAGEMENT, LLC


This Statement of Additional Information ("SAI") is not a prospectus. This SAI is intended to provide additional information regarding the activities and operations of The Advisors' Inner Circle Fund II (the "Trust") and the Hambrecht Small Cap Technology Fund (the "Fund"). This SAI should be read in conjunction with the Fund's prospectus dated August 31, 2005.


                                TABLE OF CONTENTS

THE TRUST......................................................................1
ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES................1
DESCRIPTION OF PERMITTED INVESTMENTS...........................................2
INVESTMENT LIMITATIONS.........................................................9
THE ADVISER...................................................................11
THE PORTFOLIO MANAGERS........................................................12
THE ADMINISTRATOR.............................................................12
THE DISTRIBUTOR...............................................................13
SHAREHOLDER SERVICES..........................................................14
THE TRANSFER AGENT............................................................14
THE CUSTODIAN.................................................................14
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.................................14
LEGAL COUNSEL.................................................................14
TRUSTEES AND OFFICERS OF THE TRUST............................................14
PURCHASING AND REDEEMING SHARES...............................................19
DETERMINATION OF NET ASSET VALUE..............................................20
TAXES ........................................................................20
FUND TRANSACTIONS.............................................................22
PORTFOLIO HOLDINGS............................................................24
DESCRIPTION OF SHARES.........................................................25
SHAREHOLDER LIABILITY.........................................................25
LIMITATION OF TRUSTEES' LIABILITY.............................................25
PROXY VOTING..................................................................25
CODE OF ETHICS................................................................25
APPENDIX A - RATINGS.........................................................A-1
APPENDIX B - PROXY VOTING POLICIEs AND PROCEDURES............................B-1

August 31, 2005

                                                                 WRH-SX-001-0100

THE TRUST

GENERAL. The Fund is a newly established series of the Trust. The Trust is an open-end investment management company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated July 24, 1992, as amended and restated as of February 18, 2004 and August 10, 2004. Prior to August 10, 2004, the Trust's name was The Arbor Fund. The Declaration of Trust permits the Trust to offer separate series ("funds") of units of beneficial interest ("shares"). The Trust reserves the right to create and issue shares of additional funds. Each fund is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto. The Trust pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) other expenses, including audit and legal expenses. Expenses attributable to a specific fund shall be payable solely out of the assets of that fund. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets. The other funds of the Trust are offered in a separate Statement of Additional Information. The Trust reserves the right to create and issue additional classes of shares of the Fund.

VOTING RIGHTS. Each share held entitles the shareholder of record to one vote for each dollar invested. In other words, each shareholder of record is entitled to one vote for each dollar of net asset value of the shares held on the record date for the meeting. As a Massachusetts business trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Shareholder approval will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate the Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if the Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board of Trustees.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES

The Fund's investment objectives and principal investment strategies are described in the prospectus. The following information supplements, and should be read in conjunction with, the prospectus. For a description of certain permitted investments discussed below, see "Description of Permitted Investments" in this SAI.

INVESTMENT OBJECTIVE. The investment objective of the Fund is long-term capital appreciation. This investment objective is fundamental and cannot be changed without the consent of shareholders. There can be no assurance that the Fund will be able to achieve its investment objective. The Fund is classified as a "diversified" investment company under the Investment Company Act of 1940 ("1940 Act").

As its principal investment strategy, the Fund invests, under normal circumstances, at least 80% of its net assets in equity securities of small-cap technology companies. For purposes of this policy, the Adviser defines small-cap companies as those that comprise the lowest 15% of total market capitalization of all companies listed on major U.S. equity exchanges, including the NYSE, NASDAQ or AMEX. As of May 31, 2005, the market capitalization of a company in the lowest 15% of total market capitalization was $3.1 billion or below. In addition, for purposes of the Fund's policy, the Adviser will consider "technology companies" to generally include those in the following areas: communications equipment, computer hardware and peripherals (such as printers, scanners, CD-ROM drives and keyboards), electronic equipment and instruments, office electronics, scientific and technical instrumentation, semiconductors and semiconductor equipment, software and services, and areas similar to the foregoing that are developed in the future. The Fund will primarily invest in a broad range of U.S. and foreign common stocks of small-cap technology companies that the Adviser considers to be value stocks. The Adviser considers a security to be a value stock primarily when a company trades at a low valuation relative to the size of its trailing revenues. The Adviser's security selection begins with a quantitative assessment of each company's fundamental characteristics that seeks to identify quality technology oriented companies which are currently under recognized and undervalued by the broader marketplace. Once identified, the Adviser subjects these companies to a quantitative exclusion process that seeks to eliminate from consideration those companies with certain unfavorable investment characteristics such as companies that trade at a high valuation relative to the size of its trailing revenues, companies with low market capitalization, low liquidity, or financially distressed companies. The Adviser will invest in companies that pass all exclusion criteria using a market capitalization-weighted approach.

Although not primary strategies employed by the Adviser in managing the Fund, the Fund may engage in a number of investment practices in order to meet its investment objectives. In this regard, the Fund may invest in mid- and large-cap technology companies and companies not included in the technology industry.

PORTFOLIO TURNOVER RATE. Portfolio turnover rate is defined under U.S. Securities and Exchange Commission (the "SEC") rules as the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts in which the Fund may invest since such contracts generally have remaining maturities of less than one-year. The Fund may at times hold investments in other short-term instruments, such as repurchase agreements, which are excluded for purposes of computing portfolio turnover.

DESCRIPTION OF PERMITTED INVESTMENTS

The following are descriptions of the permitted investments and investment practices discussed in the "Additional Information About Investment Objectives and Policies" section and the associated risk factors. The Fund will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with the Fund's investment objective and permitted by the Fund's stated investment policies.

AMERICAN DEPOSITARY RECEIPTS (ADRS). ADRs as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Investments in the securities of foreign issuers may subject the Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

EQUITY SECURITIES. Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate. The Fund purchases equity securities traded both in and outside of the U.S. on registered exchanges or the over-the-counter market. Equity securities are described in more detail below:

o COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

o PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

o WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

o CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

     Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

o SMALL CAPITALIZATION ISSUERS. Investing in equity securities of small capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

FOREIGN SECURITIES. Foreign securities include equity securities of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers' Acceptances, Canadian Time Deposits, Europaper and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper and foreign securities. These instruments have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

MONEY MARKET SECURITIES. Money market securities include short-term U.S. government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization ("NRSRO"), such as Standard & Poor's or Moody's, or determined by the Adviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. Each of these money market securities are described below. For a description of ratings, see "Appendix A - Ratings" to this SAI.

U.S. GOVERNMENT SECURITIES. Examples of types of U.S. government obligations in which the Fund may invest include U.S. Treasury Obligations and the obligations of U.S. government agencies such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac (formerly Federal Home Loan Mortgage Corporation), Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. government securities are not guaranteed against price movements due to fluctuating interest rates.

o U.S. TREASURY OBLIGATIONS. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Treasury Receipts ("TRs").

o RECEIPTS. Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

o U.S. GOVERNMENT ZERO COUPON SECURITIES. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

o U.S. GOVERNMENT AGENCIES. Some obligations issued or guaranteed by agencies of the U.S. government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

COMMERCIAL PAPER. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. The Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by the Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

o BANKERS' ACCEPTANCES. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

o CERTIFICATES OF DEPOSIT. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

o TIME DEPOSITS. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with financial institutions. The Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with creditworthy financial institutions whose condition will be continually monitored by the Adviser. The repurchase agreements entered into by the Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by the Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of the Fund, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by that Fund, amounts to more than 15% of the Fund's total assets. The investments of the Fund in repurchase agreements, at times, may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

SECURITIES OF OTHER INVESTMENT COMPANIES. Securities of other investment companies, including shares of exchange-traded funds, closed-end investment companies, unit investment trusts, open-end investment companies, and real estate investment trusts represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. Federal securities laws limit the extent to which the Fund can invest in securities of other investment companies. The Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund, unless it does so in reliance on a statutory exemption under the 1940 Act or rule or SEC staff interpretations thereunder.

SECURITIES LENDING. The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Trustees. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). The Fund will not lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.

By lending its securities, the Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. The Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

FUTURES AND OPTIONS ON FUTURES. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). The Fund may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent futures and/or options on futures are employed by the Fund, such use will be in accordance with Rule 4.5 of the Commodity Exchange Act ("CEA"). The Trust, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, the Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When the Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit leveraging and related risks. To cover its position, the Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. The segregated account functions as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.

The Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

The Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. The Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. The Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with the Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Fund's exposure to price fluctuations, while others tend to increase its market exposure.

OPTIONS. The Fund may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

The Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by the Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

All options written on indices or securities must be covered. When the Fund writes an option on a security, on an index or a foreign currency, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

The Fund may trade put and call options on securities, securities indices and currencies, as the investment adviser determines is appropriate in seeking the Fund's investment objective, and except as restricted by the Fund's investment limitations. See "Investment Limitations."

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

The Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. The Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

The Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When the Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which the Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

The Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees. Despite such good faith efforts to determine fair value prices, the Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Trust's Board of Trustees, the Adviser determines the liquidity of the Fund's investments. In determining the liquidity of the Fund's investments, the Adviser may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security). The Fund will not invest more than 15% of its net assets in illiquid securities.

RESTRICTED SECURITIES - Restricted securities are securities that may not be sold freely to the public absent registration under the U.S. Securities Act of 1933, as amended (the "1933 Act") or an exemption from registration. As consistent with the Fund's investment objectives, the Fund may invest in Section 4(2) commercial paper. Section 4(2) commercial paper is issued in reliance on an exemption from registration under Section 4(2) of the Act and is generally sold to institutional investors who purchase for investment. Any resale of such commercial paper must be in an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market in such commercial paper. The Trust believes that Section 4(2) commercial paper is liquid to the extent it meets the criteria established by the Board of Trustees of the Trust. The Trust intends to treat such commercial paper as liquid and not subject to the investment limitations applicable to illiquid securities or restricted securities.

SHORT SALES - As consistent with the Fund's investment objectives, the Fund may engage in short sales that are either "uncovered" or "against the box." A short sale is "against the box" if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to the Fund with respect to the securities that are sold short.

Uncovered short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund's short position.

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

In addition to its investment objective, the following investment limitations are fundamental policies of the Fund that cannot be changed without the consent of the holders of a majority of the Fund's outstanding shares. The phrase "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

The Fund may not:

1. Purchase securities of an issuer that would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

2. Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time; provided that this policy does not apply to the Fund's investments in securities of companies engaged in the technology industry.

3.   Borrow money or issue senior securities (as defined under the 1940
     Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4. Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

6. Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

The following descriptions of the 1940 Act may assist investors in understanding the above policies and restrictions:

Diversification. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agents or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be held by the fund.

Concentration. The SEC has presently defined concentration as investing 25% or more of an investment company's total assets in an industry or group of industries, with certain exceptions.

Borrowing. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. The Fund's current investment policy on lending is as follows: the Fund may not make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in its Statement of Additional Information.

Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Real Estate. The 1940 Act does not directly restrict an investment company's ability to invest in real estate, but does require that every investment company have a fundamental investment policy governing such investments. The Fund has adopted a fundamental policy that would permit direct investment in real estate. However, the Fund's current investment policy is as follows: the Fund will not purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase: (i) marketable securities issued by companies which own or invest in real estate (including REITs), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

NON-FUNDAMENTAL POLICIES

The following investment limitation of the Fund is non-fundamental and may be changed by the Trust's Board of Trustees without shareholder approval:

1. The Fund may not invest in illiquid securities in an amount exceeding, in the aggregate, 15% of the Fund's net assets.

Except with respect to the Fund's policies concerning borrowing, if a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values or assets will not constitute a violation of such restriction. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances cause the Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.

To meet federal tax requirements for qualification as a "regulated investment company," at the close of each quarter of its taxable year, the Fund will (a) limit its investments in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) to no more than 25% of the value of the Fund's total assets; and (b) with respect to 50% of its total assets, limit its investment in the securities of any issuer to 5% of the Fund's total assets and will not purchase more than 10% of the outstanding voting securities of any one issuer.

THE ADVISER

GENERAL. W.R. Hambrecht + Co. Asset Management, LLC (the "Adviser"), a Delaware limited liability company formed in 2005, is a professional investment management firm registered with the SEC under the Investment Advisers Act of 1940. The Adviser is a wholly-owned subsidiary of W.R. Hambrecht + Co., Inc., the holding company for W.R. Hambrecht + Co., LLC (www.wrhambrecht.com), an investment bank committed to using technology and auction processes to provide open and fair access to financial markets for its clients. As of August 1, 2005, the Adviser had approximately $2 million in assets under management.

ADVISORY AGREEMENT WITH THE TRUST. The Trust and the Adviser have entered into an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser serves as the investment adviser and makes investment decisions for the Fund and continuously reviews, supervises and administers the investment program of the Fund, subject to the supervision of, and policies established by, the Trustees of the Trust. After the initial two year term, the continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or by a majority of the outstanding shares of the Fund, on not less than 30-days' nor more than 60-days' written notice to the Adviser, or by the Adviser on 90-days' written notice to the Trust. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

ADVISORY FEES PAID TO THE ADVISER. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.85% of the average daily net assets of the Fund.

THE PORTFOLIO MANAGERS

This section includes information about the Fund's portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

COMPENSATION. The Adviser compensates the Fund's portfolio managers for their management of the Fund. Each of the Fund's portfolio mangers' compensation consists of a cash base salary and a discretionary quarterly performance bonus paid in cash that is revenue based, and therefore in part based on the value of the Fund's net assets and other client accounts they are managing. The Fund's portfolio managers also receive benefits standard for all of the Adviser's employees, including health care and other insurance benefits and participation in the Adviser's 401(k) Plan. From time to time, on a purely discretionary basis, portfolio managers may also receive grants of restricted common stock in the Adviser's parent company, W.R. Hambrecht + Co., Inc. These options typically represent a relatively small portion of a portfolio manager's overall compensation.

FUND SHARES OWNED BY PORTFOLIO MANAGERS. The Fund is required to show the dollar amount range of each portfolio manager's "beneficial ownership" of shares of the Fund as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Fund is new and, therefore, has not completed a fiscal year.

OTHER ACCOUNTS. In addition to the Fund, certain portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. The account listed below under "Other Pooled Investment Vehicles" is subject to a performance-based advisory fee. The information below is provided as of August 1, 2005.

------------------ ------------------------------------- ---------------------------------- ----------------------------------------
                                REGISTERED                         OTHER POOLED
                           INVESTMENT COMPANIES                 INVESTMENT VEHICLES                      OTHER ACCOUNTS
------------------ ------------------- ----------------- ----------------- ---------------- ------------------- --------------------
                       NUMBER OF                           NUMBER OF                             NUMBER OF
      NAME             ACCOUNTS          TOTAL ASSETS      ACCOUNTS        TOTAL ASSETS         ACCOUNTS           TOTAL ASSETS
------------------ ------------------- ----------------- ----------------- ---------------- ------------------- --------------------
Robert Raney III           0                  $0                1            $2,000,000             0                    $0
------------------ ------------------- ----------------- ----------------- ---------------- ------------------- --------------------
Johnny Svoren              0                  $0                1            $2,000,000             0                    $0
------------------ ------------------- ----------------- ----------------- ---------------- ------------------- --------------------

CONFLICTS OF INTERESTS. The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of the Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. Another potential conflict could include the portfolio managers' knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

THE ADMINISTRATOR

GENERAL. SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Administrator also serves as the shareholder servicing agent for the Fund under a shareholder servicing agreement with the Trust pursuant to which the Administrator provides certain shareholder services in addition to those set forth in the Administration Agreement.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of one year after the effective date of the agreement and shall continue in effect for successive periods of two years unless terminated by either party on not less than 90 days' prior written notice to the other party.

ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. The Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator is entitled to a fee, which is detailed below in the following schedule:

------------------------------------------------ -----------------------------------------------
     FEE (AS A PERCENTAGE OF AGGREGATE
          AVERAGE ANNUAL ASSETS)                        FUND'S AVERAGE DAILY NET ASSETS
------------------------------------------------ -----------------------------------------------
                   0.12%                                       First $200 million
------------------------------------------------ -----------------------------------------------
                   0.10%                                       Over $200 million
------------------------------------------------ -----------------------------------------------

The foregoing fee is subject to a minimum annual fee of $123,000 for the W.R. Hambrecht + Co. Asset Management, LLC fund complex which will initially consists of one portfolio.

o For each fund of the Trust advised by the Adviser opened hereafter, the minimum annual fee will be increased by $100,000; and

o    For each additional class of shares of a fund established after the initial
     (1) class of shares per fund, the minimum annual fee will be increased by $15,000.

THE DISTRIBUTOR

GENERAL. SEI Investments Distribution Co. (the "Distributor"), a wholly -owned subsidiary of SEI, and the Trust are parties to a distribution agreement dated May 31, 2000 ("Distribution Agreement"). The principal business address of the Distributor is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment (as such term is defined in the 1940 Act), and is terminable at any time without penalty by the Trustees of the Trust or by a majority of the outstanding shares of the Fund, upon not more than 60 days' written notice by either party. The Distribution Agreement provides that the Distributor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

SHAREHOLDER SERVICES

The Fund has entered into shareholder servicing agreements with third-party service providers pursuant to which the service providers provide certain shareholder services to Fund shareholders (the "Service Plan"). Under the Service Plan, service providers may perform, or may compensate other service providers for performing the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service Plan, the Fund may pay service providers a fee at a rate of up to 0.25% annually of the average daily net assets of the Fund, subject to the arrangement for provision of shareholder and administrative services.

THE TRANSFER AGENT

DST Systems, Inc. serves as the Fund's transfer agent.

THE CUSTODIAN

Wachovia Bank, National Association (the "Custodian") acts as custodian of the Fund. The Custodian holds cash, securities and other assets of the Fund as required by the 1940 Act.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP serves as independent registered public accounting firm for the Fund.

LEGAL COUNSEL

Morgan, Lewis & Bockius, LLP serves as legal counsel to the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and the Fund are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for the overseeing the Fund and each of the Trust's other series, which includes funds not described in this SAI. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and their principal occupations for the last five years of each of the persons currently serving as Trustee of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Interested Trustees

ROBERT A. NESHER (DOB 08/17/46) -- Chairman of the Board of Trustees* (since
1993) -- Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of SIMC, the Administrator and the Distributor, 1981-1994. Trustee of The Advisors' Inner Circle Fund, Bishop Street Funds, SEI Global Master Fund, plc, SEI Global Assets Fund, plc, SEI Global Investments Fund, plc, SEI Investments Global, Limited, SEI Absolute Return Master Fund, L.P., SEI Opportunity Master Fund, L.P., SEI Absolute Return Fund, L.P., SEI Opportunity Fund, L.P., SEI Asset Allocation Trust, SEI Index Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

WILLIAM M. DORAN (DOB 05/26/40) -- Trustee* (since 1993) -- 1701 Market Street, Philadelphia, PA 19103. Self-employed Consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976-2003, counsel to the Trust, SEI Investments, the Administrator and the Distributor. Director of the Distributor since 2003. Director of SEI Investments since 1974; Secretary of SEI Investments since 1978. Trustee of The Advisors' Inner Circle Fund, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust, SEI Investments - Global Fund Services Limited, SEI Investments Global Limited.

--------------------------
* Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor.

Independent Trustees

CHARLES E. CARLBOM (DOB 08/20/34) - Trustee (since 2005) - Self-Employed Business Consultant, Business Projects Inc. since 1997. CEO and President, United Grocers Inc. (wholesale grocery and food distribution) from 1997 to 2000. Director of Crown Pacific Inc. and Trustee of The Advisors' Inner Circle Fund.

JOHN T. COONEY (DOB 01/20/27)-- Trustee (since 1993)-- Retired. Vice Chairman of Ameritrust Texas N.A., 1989-1992, and MTrust Corp., 1985-1989. Trustee of The Advisors' Inner Circle Fund.

MITCHELL A. JOHNSON (DOB 03/01/42) - Trustee (since 2005) - Retired. Director, Federal Agricultural Mortgage Corporation and Trustee of The Advisors' Inner Circle Fund.

BETTY L. KRIKORIAN (DOB 01/23/43) - Trustee (since 2005) - Self-Employed Legal and Financial Services Consultant since 2003. In-house Counsel, State Street Bank Global Securities and Cash Operations from 1995 to 2003. Trustee of The Advisors' Inner Circle Fund.

EUGENE B. PETERS (DOB 06/03/29)-- Trustee (Since 1993)-- Private investor from 1987 to present. Vice President and Chief Financial Officer, Western Company of North America (petroleum service company), 1980-1986. President of Gene Peters and Associates (import company), 1978-1980. President and Chief Executive Officer of Jos Schlitz Brewing Company before 1978. Trustee of the Advisors' Inner Circle Fund.

JAMES M. STOREY (DOB 04/12/31) -- Trustee (Since 1993) -- Attorney, Solo Practitioner since 1994. Trustee of The Advisors' Inner Circle Fund, Massachusetts Health and Education Tax-Exempt Trust, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and U.S. Charitable Gift Trust.

GEORGE J. SULLIVAN, JR. (DOB 11/13/42) -- Trustee (Since 1999) -- Self Employed Consultant, Newfound Consultants Inc. since April 1997. Trustee, State Street Navigator Securities Lending Trust, The Advisors' Inner Circle Fund, SEI Absolute Return Master Fund, LP, SEI Asset Allocation Trust, SEI Absolute Return Fund, L.P., SEI Opportunity Fund, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Opportunity Master Fund and SEI Tax Exempt Trust.

BOARD STANDING COMMITTEES. The Board has established the following standing committees:

o AUDIT COMMITTEE. The Board has a standing Audit Committee is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm's compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Trust's independent registered public accounting firm to the Trust and certain other affiliated entities;

     serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm's opinion, any related management letter, management's responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust's senior internal accounting executive, if any, the independent registered public accounting firm's report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Carlbom, Cooney, Johnson, Peters, Storey, Sullivan and Ms. Krikorian currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met four times in the most recently completed Trust fiscal year.

o FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. Mr. Nesher currently serves as the Board's delegate on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and met twice in the most recently completed Trust fiscal year.

o NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office. Messrs. Carlbom, Cooney, Johnson, Peters, Storey, Sullivan and Ms. Krikorian currently serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and met once during the most recently completed Trust fiscal year.

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. As discussed in the section of this SAI entitled "The Adviser," the Board continuance of the Advisory Agreement, after the initial two year term, must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Advisory Agreement for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other Fund service providers may submit to the Board, to help them decide whether to renew the Advisory Agreement for another year.

At its August 9, 2005 meeting, the Board considered the approval of the Advisory Agreement for its initial term. In connection with this meeting, the Board requested and received written materials from the Adviser regarding: (a) the nature, extent and quality of the services to be provided by the Adviser; and
(b) the costs of the services to be provided by the Adviser and its affiliates from the relationship with the Fund, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representatives provided an overview of the Adviser by reviewing key staff members and overall investment philosophy. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the approval of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent and Quality of Advisory and Other Services. In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Fund. Among other things, the Board considered the quality and continuity of the Adviser's portfolio management personnel, the Adviser's small cap value-oriented asset management strategy as it relates to the Fund, the Adviser's commitment to compliance, the relationship between the Adviser and its brokerage affiliate and the policies and procedures in place to maintain separation between the entities and monitor for any potential conflicts of interest, and the Board concluded that it was satisfied with the services to be provided to the Fund.

Costs of Advisory Services and Economies of Scale. The Trustees reviewed reports comparing the expense ratio and advisory fee to be paid by the Fund to those paid by other comparable mutual funds and concluded that the advisory fee was reasonable and the result of arm's length negotiations, and the advisory fees to be paid by the Fund were comparable to those of peer funds. The Board was satisfied that the Adviser had adequate financial resources and was committed to the long-term success of the Fund. The Board also considered and was satisfied with the Adviser's intention to maintain a cap on the Fund's annual operating expenses through waivers of its fee and, to the extent necessary, reimbursing certain expenses of the Fund. Because it was not possible to determine the profitability that the Adviser might achieve with respect to the Fund, the Trustees, did not make any conclusions regarding the Adviser's profitability. For the same reason, the Board did not make any conclusions regarding the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow. In this regard, during future considerations of the Advisory Agreement, the Board will consider whether any economies of scale are being realized by the Adviser and, if so, an appropriate mechanism for sharing the benefits of such economies of scale. The Board also considered the Adviser's policies with respect to using commissions generated from portfolio transactions to pay for brokerage and research services and the Board was satisfied with such policies.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including the independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser will provide to the Fund; and (c) agreed to approve the Advisory Agreement for an initial term of two years.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Fund as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 ("1934 Act"). The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.


------------------ --------------------------------------------------------- ------------------------------------------------------
      NAME                       DOLLAR RANGE OF FUND SHARES*                     AGGREGATE DOLLAR RANGE OF SHARES (ALL FUNDS)*
-----------------------------------------------------------------------------------------------------------------------------------
Interested Trustees
------------------ --------------------------------------------------------- ------------------------------------------------------
Nesher                                       None                                                     None
------------------ --------------------------------------------------------- ------------------------------------------------------
Doran                                        None                                                     None
-----------------------------------------------------------------------------------------------------------------------------------
Independent Trustees
------------------ --------------------------------------------------------- ------------------------------------------------------
Carlbom**                                    None                                                     None
------------------ --------------------------------------------------------- ------------------------------------------------------
Cooney                                       None                                                     None
------------------ --------------------------------------------------------- ------------------------------------------------------
Johnson**                                    None                                                     None
------------------ --------------------------------------------------------- ------------------------------------------------------
Krikorian**                                  None                                                     None
------------------ --------------------------------------------------------- ------------------------------------------------------
Peters                                       None                                                     None
------------------ --------------------------------------------------------- ------------------------------------------------------
Storey                                       None                                                     None
------------------ --------------------------------------------------------- ------------------------------------------------------
Sullivan                                     None                                                     None
------------------ --------------------------------------------------------- ------------------------------------------------------

 * Valuation date is December 31, 2004.
** Elected on February 18, 2005.

BOARD COMPENSATION. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.

--------------------------- ------------------------- ------------------------- ------------------------ ---------------------------
                                                       PENSION OR RETIREMENT       ESTIMATED ANNUAL        TOTAL COMPENSATION FROM
                             AGGREGATE COMPENSATION     BENEFITS ACCRUED AS          BENEFITS UPON         TRUST AND FUND COMPLEX
NAME OF TRUSTEE                  FROM THE TRUST        PART OF FUND EXPENSES          RETIREMENT             PAID TO TRUSTEES(1)
--------------------------- ------------------------- ------------------------- ------------------------ ---------------------------
Interested Trustees
------------------------------------------------------------------------------------------------------------------------------------

Robert A. Nesher*                      $0                       N/A                       N/A            $0 for service on one (1)
                                                                                                         board
--------------------------- ------------------------- ------------------------- ------------------------ ---------------------------

William M. Doran*                      $0                       N/A                       N/A            $0 for service on one (1)
                                                                                                         board
--------------------------- ------------------------- ------------------------- ------------------------ ---------------------------

Independent Trustees
------------------------------------------------------------------------------------------------------------------------------------

                                     $6,076                     N/A                       N/A            $6,076 for services on one
Charles E. Carlbom**                                                                                     (1) board
--------------------------- ------------------------- ------------------------- ------------------------ ---------------------------

John T. Cooney                       $6,006                     N/A                       N/A            $6,006 for service on one
                                                                                                         (1) board
--------------------------- ------------------------- ------------------------- ------------------------ ---------------------------

Mitchell A. Johnson**                $6,076                     N/A                       N/A            $6,076 for service on one
                                                                                                         (1) board
--------------------------- ------------------------- ------------------------- ------------------------ ---------------------------

Betty L. Krikorian**                 $6,076                     N/A                       N/A            $6,076 for service on one
                                                                                                         (1) board
--------------------------- ------------------------- ------------------------- ------------------------ ---------------------------

Robert Patterson***                  $4,475                     N/A                       N/A            $4,475 for service on one
                                                                                                         (1) board
--------------------------- ------------------------- ------------------------- ------------------------ ---------------------------

Eugene B. Peters                     $6,006                     N/A                       N/A            $6,006 for service on one
                                                                                                         (1) board
--------------------------- ------------------------- ------------------------- ------------------------ ---------------------------

James M. Storey                      $4,475                     N/A                       N/A            $4,475 for service on one
                                                                                                         (1) board
--------------------------- ------------------------- ------------------------- ------------------------ ---------------------------

George J. Sullivan                   $4,475                     N/A                       N/A            $4,475 for service on one
                                                                                                         (1) board
--------------------------- ------------------------- ------------------------- ------------------------ ---------------------------

(1)   The Advisors' Inner Circle Fund II is the only Trust in the Fund Complex.
*     A Trustee who is an "interested person" as defined by the 1940 Act.
**    Elected on February 18, 2005.
***   Resigned on May 17, 2005.

TRUST OFFICERS. The officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Unless otherwise noted, the business address of each officer is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. The officers of the Trust also serve as officers to one or more mutual funds for which SEI Investments Company or its affiliates acts as investment manager, administrator or distributor. None of the officers receive compensation from the Trust for their services.

JAMES F. VOLK (DOB 08/28/62) - President (since 2003) - Senior Operations Officer of SEI Investments Fund Accounting and Administration since February 1996. Assistant Chief Accountant at the U.S. Securities & Exchange Commission from 1993 to 1996. Audit Manager at Coopers & Lybrand LLP from 1985 to 1993.

MICHAEL LAWSON (DOB 10/8/60) - Controller and Chief Financial Officer (since
2005) - Director, SEI Investments Funds Accounting since July 2005. Manager of SEI Investments Funds Accounting, SEI Investments AVP from April 1995 to February 1997 and November 1998 to July 2005. Assistant Product Manager at Pilgrim Baxter & Associates from February 1998 through October 1998.

WILLIAM E. ZITELLI, JR. (DOB 06/14/68) - Chief Compliance Officer (since 2004) - Assistant Secretary of the Administrator and Distributor since August 2000. Vice President at Merrill Lynch & Co. Asset Management Group from 1998 to 2000. Associate at Pepper Hamilton LLP (law firm) from 1997 to 1998. Associate at Reboul, MacMurray, Hewitt, Maynard & Kristol (law firm) from 1994 to 1997.

NICOLE WELCH (DOB 09/13/77) - Anti-Money Laundering Compliance Officer (since
2005) - Assistant Vice President and Anti-Money Laundering Compliance Officer of SEI Investments since January 2005. Compliance Analyst at TD Waterhouse from January 2004 to November 2004. Senior Compliance Analyst at UBS Financial Services from October 2002 to January 2004. Knowledge Management Analyst at PricewaterhouseCoopers Consulting from September 2000 to October 2002.

TIMOTHY D. BARTO (DOB 03/28/68) - Vice President and Assistant Secretary (since
2000) - Employed by SEI Investments since October 1999. General Counsel, Vice President and Secretary of the Administrator since 2001 and Assistant Secretary of the Distributor since December 1999. Associate at Dechert Price & Rhoads (law firm) from 1997 to 1999.

PHILIP T. MASTERSON (DOB 03/12/64) - Vice President and Assistant Secretary (since 2004) - Employed by SEI Investments Company since August 2004. General Counsel at Citco Mutual Fund Services from 2003 to 2004. Vice President and Associate Counsel at OppenheimerFunds from 2001 to 2003, after serving as Vice President and Assistant Counsel from 1997 to 2001.

JAMES NDIAYE - (DOB 09/11/68) Vice President and Secretary (since 2004) - Employed by SEI Investments Company since October 2004. Vice President at Deutsche Asset Management from 2003 to 2004. Associate at Morgan, Lewis & Bockius LLP (law firm) from 2000 to 2003. Counsel and Assistant Vice President at ING Variable Annuities Group from 1999 to 2000. Senior Counsel at The Dreyfus Corporation from 1997 to 1999. Assistant General Counsel at Prudential Securities from 1994 to 1997. Staff Attorney at the National Association of Securities Dealers, Inc. from 1992 to 1994.

PURCHASING AND REDEEMING SHARES

Purchases and redemptions may be made through the transfer agent on any day the New York Stock Exchange ("NYSE") is open for business. Shares of the Fund are offered and redeemed on a continuous basis. Currently, the Trust is closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A Shareholder will at all times be entitled to aggregate cash redemptions from the Fund up to the lesser of $250,000 or 1% of the Trust's net assets during any 90-day period. The Trust has obtained an exemptive order from the SEC that permits the Trust to make in-kind redemptions to those shareholders of the Trust that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust's investment portfolios.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the NYSE, the Adviser, the Administrator, the transfer agent and/or the custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

GENERAL POLICY. The Fund adheres to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith using methods approved by the Trust's Board of Trustees. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

EQUITY SECURITIES. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. ET if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available or determined to not represent the fair value of the security as of the Fund's pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Trust's Board of Trustees.

MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of the Fund's pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Trust's Board of Trustees.

USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS. Pursuant to contracts with the Trust's Administrator, market prices for most securities held by the Fund are provided daily by third-party independent pricing agents that are approved by the Board of Trustees of the Trust. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

TAXES

The following is only a summary of certain federal income tax considerations generally affecting the Trust and its shareholders that are not described in the Trust's prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Trust or its shareholders, and the discussion here and in the Trust's prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

FEDERAL INCOME TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS. The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATIONS AS A REGULATED INVESTMENT COMPANY. The Fund intends to qualify and elects to be treated as a "regulated investment company" ("RIC") under Subchapter M of the Code. By following such a policy, the Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. The board reserves the right not to maintain the qualification of the Fund as a RIC if it determines such course of action to be beneficial to shareholders.

In order to be taxable as a RIC, the Fund must distribute at least 90% of its net investment income (which, includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or certain other income derived with respect to its business of investing in such stocks, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership; (ii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer or the securities (other than the securities of another RIC) of two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or business, or the securities of one or more qualified publicly traded partnership. Although the Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, the Fund will be subject to federal income taxation to the extent any such income or gains are not distributed.

If the Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. In this event, distributions generally will be eligible for the 70% dividend-received deduction for corporate shareholders and for the lower capital gains rates on qualified dividend income for individual shareholders to the extent they would qualify if the Fund was a regular corporation.

DISTRIBUTIONS TO SHAREHOLDERS. The Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio of securities. Distributions of net short-term capital gains will be taxable to you as ordinary income. Distributions of net long-term capital gains will be taxable to you as long-term capital gain regardless of how long you have held your shares. Distributions of dividends will be taxed as ordinary income except that distributions of qualified dividend income will be taxed at the lower capital gains rates available for individual shareholders.

The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income and capital gain distributions, if any, at the time they are paid and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income, qualified dividend income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

If the Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by the Fund.

In certain cases, the Fund will be required to withhold at the applicable withholding rate, and remit to the United States Treasury, back up withholding on any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, (3) has not certified to the Fund that such shareholder is not subject to backup withholding, or (4) has failed to certify that he or she is a U.S. citizen or U.S. resident alien.

In the case of corporate shareholders, Fund distributions (other than capital gains distributions) generally qualify for the dividend-received deduction to the extent such distributions are so designated and do not exceed the gross amount of qualifying dividends received by the Fund for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

Certain distributions from the Fund may qualify as qualified dividend income. Qualified dividend income distributed to an individual is taxable at the lower, long-term capital gains rates. A distribution from the Fund generally qualifies as qualified dividend income to the extent it is designated as such by the Fund and was distributed from dividends received by the Fund from taxable domestic corporations and certain qualified foreign corporations, subject to limitations including holding period limitations, imposed on the Fund and its shareholders. Absent further legislation, the lower, long-term capital gain rates on qualified dividend income will not apply to dividends received in taxable years beginning after December 31, 2008.

REDEMPTIONS AND EXCHANGES. Redemptions and exchanges of Fund shares may be taxable transactions for federal and state income tax purposes. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on such shares. All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

FEDERAL EXCISE TAX. If the Fund fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending October 31 of that year (and any retained amount from the prior calendar year on which the Fund paid no federal income tax), the Fund will be subject to a nondeductible 4% Federal excise tax on the undistributed amounts. The Fund intends to make sufficient distributions to avoid imposition of this tax, or to retain, at most its net capital gains and pay tax thereon.

STATE TAXES. The Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Fund to shareholders and the ownership of shares may be subject to state and local taxes. Shareholders are urged to consult their tax advisors regarding state and local taxes applicable to an investment in the Fund.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a fund. Investment in Ginnie Mae or Fannie Mae securities, banker's acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

FUND TRANSACTIONS

BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Adviser may place a combined order for two or more accounts it manages, including the Fund, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Adviser that the advantages of combined orders outweigh the possible disadvantages of separate transactions. Nonetheless, the Adviser believes that the ability of the Fund to participate in higher volume transactions will generally be beneficial to the Fund.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Fund's Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Fund's Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the adviser with research services. The National Association of Securities Dealers ("NASD") has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

BROKERAGE WITH FUND AFFILIATES. The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

SECURITIES OF "REGULAR BROKER-DEALERS." The Fund is required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Fund may hold at the close of its most recent fiscal year. The Fund is new and, therefore, has not completed a fiscal year.

PORTFOLIO HOLDINGS

The Board of Trustees has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the Fund's portfolio securities is in the best interests of Fund shareholders, and include procedures to address conflicts between the interests of the Fund's shareholders, on the one hand, and those of the Fund's Adviser, principal underwriter or any affiliated person of the Fund, its Adviser, or its principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the Adviser's President and Chief Operating Officer (the "Authorized Person") to authorize the release of the Fund's portfolio holdings, as necessary, in conformity with the foregoing principles. The Authorized Person reports quarterly to the Board regarding the implementation of such policies and procedures.

Pursuant to applicable law, the Fund is required to disclose its complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each July 31, October 31, January 31, and April 30). The Fund discloses a complete schedule of investments in each Semi-Annual Report and Annual Report to Fund shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on Form N-Q. Semi-Annual and Annual Reports are distributed to Fund shareholders. Quarterly holdings reports filed with the SEC on Form N-Q are not distributed to Fund shareholders, but are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov.

The Fund provides information about its complete portfolio holdings, updated as of the most recent calendar month on the internet at http://sei2funds.seic.com/hambrecht. This information is provided with a lag of at least 30 days and is publicly available to all shareholders.

The Fund's policies and procedures provide that the Authorized Persons, may authorize disclosure of portfolio holdings information to third parties at differing times and/or with different lag times then the information posted to the internet; provided that the recipient is, either by contractual agreement or otherwise by law, (i) required to maintain the confidentiality of the information and (ii) prohibited from using the information to facilitate or assist in any securities transactions or investment program. No compensation or other consideration is paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Fund, Adviser and its affiliates or recipient of the Fund's portfolio holdings information. The Fund will review a third party's request for portfolio holdings information to determine whether the third party has legitimate business objectives in requesting such information.

In addition, the Fund's service providers, such as the custodian, Administrator and transfer agent, may receive portfolio holdings information as frequently as daily in connection with their services to the Fund. In addition to any contractual provisions relating to confidentiality of information that may be included in the service providers contract with the Trust, these arrangements impose obligations on the Fund's service providers that would prohibit them from disclosing or trading on the Fund's non-public information. Financial printers and pricing information vendors may receive portfolio holdings information, as necessary, in connection with their services to the Fund.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares of each fund, each of which represents an equal proportionate interest in the portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the fund. Shareholders have no preemptive rights. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued. The Fund's shares, when issued, are fully paid and non-assessable.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Nothing contained in this section attempts to disclaim a Trustee's individual liability in any manner inconsistent with the federal securities laws.

PROXY VOTING

The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI. The Board of Trustees will periodically review the Fund's proxy voting record.

The Trust is required to disclose annually the Fund's complete proxy voting record on Form N-PX. Beginning August 31, 2006, the Fund's proxy voting record for the most recent 12 month period ended June 30th will be available upon request by calling 1-800-241-4294 or by writing to the Fund at Hambrecht Small Cap Technology Fund, P.O. Box 219009, Kansas City, Missouri 64121-9009. At such time, the Fund's Form N-PX will also be available on the SEC's website at www.sec.gov.

CODE OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

                               APPENDIX A - RATINGS

                                     RATINGS


The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 This is the highest category by Standard and Poor's (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1 Issues rated Prime-1 (or supporting institutions) by Moody's have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

         -    Leading market positions in well-established industries.

         -    High rates of return on funds employed.

         - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

         - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         - Well-established access to a range of financial markets and assured sources of alternate liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch Inc. Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch Inc., which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

The rating TBW-1 by Thomson BankWatch ("Thomson") indicates a very high likelihood that principal and interest will be paid on a timely basis.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-l. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 or VMIG-2 are of high quality. Margins of protection are ample although not so large as in the MIG-I/VMIG-2 group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

         - Amortization Schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note, and

         - Source of Payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P note rating symbols are as follows:

SP-1 Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the votes.

DESCRIPTION OF CORPORATE BOND RATINGS

S&P

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Moody's

Bonds that are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

Fitch Inc. ("Fitch")

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

Thomson

Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is extremely high. Bonds rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Bonds rated BBB (the lowest investment-grade category) indicate an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations. Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

                APPENDIX B - PROXY VOTING POLICIES AND PROCEDURES

                 W.R. HAMBRECHT + CO + CO ASSET MANAGEMENT, LLC

                                  PROXY VOTING
                             POLICIES AND PROCEDURES

                                    MAY 2005

I.   POLICY

W.R. Hambrecht + Co Asset Management, LLC ("W.R. Hambrecht + Co Asset Management") acts as a discretionary investment adviser for various clients, including clients governed by the Employee Retirement Income Security Act of 1974 ("ERISA") and registered open-end investment companies ("mutual funds"). W.R. Hambrecht + Co Asset Management's authority to vote proxies or act with respect to other actions requiring shareholder votes is established through the delegation of discretionary authority under its investment advisory contracts. Therefore, unless a client (including a "named fiduciary" under ERISA) specifically reserves the right, in writing, to vote its own proxies or to take shareholder action with respect to other actions, W.R. Hambrecht + Co Asset Management will vote all proxies and act on all other actions in a timely manner as part of its full discretionary authority over client assets in accordance with these Policies and Procedures. Corporate actions that require shareholder votes may include, for example and without limitation, tender offers or exchanges, bankruptcy proceedings, and class actions.

When voting proxies or acting with respect to corporate actions for clients, W.R. Hambrecht + Co Asset Management's utmost concern is that all decisions be made solely in the best interest of the client (and for ERISA accounts, plan beneficiaries and participants, in accordance with the letter and spirit of ERISA). W.R. Hambrecht + Co Asset Management will act in a prudent and diligent manner intended to enhance the economic value of the assets of the client's account.

II.      PURPOSE

The purpose of these Policies and Procedures is to memorialize the procedures and policies adopted by W.R. Hambrecht + Co Asset Management to enable it to comply with its fiduciary responsibilities to clients and the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended ("Advisers Act"). These Policies and Procedures also reflect the fiduciary standards and responsibilities set forth by the Department of Labor for ERISA accounts.

III.     PROCEDURES

The Chief Compliance Officer is ultimately responsible for ensuring that all proxies received by W.R. Hambrecht + Co Asset Management are voted in a timely manner and in a manner consistent with what W.R. Hambrecht + Co Asset Management considers to be each client's best interests. W.R. Hambrecht + Co Asset Management currently utilizes the services of a third-party proxy voting service, Investor Responsibility Research Center ("Service"), to assist in the development of its proxy voting guidelines (see attached Appendix A for W.R. Hambrecht + Co Asset Management's current proxy voting guidelines, "Guidelines") and to track and vote proxies according to these Guidelines. At least annually, the Chief Compliance Officer, in consultation with the President, will review the Guidelines and revise them, if necessary, at that time.

Although many proxy proposals can be voted in accordance with W.R. Hambrecht + Co Asset Management's Guidelines, we recognize that some proposals require special consideration and, as noted on its Guidelines, W.R. Hambrecht + Co Asset Management will make a decision on a case-by-case basis in these situations.

Where such a case-by-case determination is required, the Service will forward these ballot questions to the Chief Compliance Officer who will consult with the President and any relevant Portfolio Manager to determine the appropriate action on the matter.

The Service generally oversees W.R. Hambrecht + Co Asset Management's proxy voting process by collecting the proxy voting materials, reconciling share discrepancies, tracking missing proxies and providing record keeping and reporting services.

The Chief Compliance Officer is also responsible for ensuring that all corporate action notices or requests received by W.R. Hambrecht + Co Asset Management that require shareholder action are addressed in a timely manner and consistent action is taken across all similarly situated client accounts.

A.       CONFLICTS OF INTEREST

Where a proxy proposal raises a material conflict between W.R. Hambrecht + Co Asset Management's interests and a client's interest, including a mutual fund client, W.R. Hambrecht + Co Asset Management will resolve such a conflict in the manner described below:

     1. Vote in Accordance with the Guidelines. To the extent that the matter to be voted on is covered specifically by the Guidelines (which, if the client is a mutual fund, W.R. Hambrecht + Co Asset Management will have previously disclosed to the mutual fund's Board of Trustees or Board of Directors), W.R. Hambrecht + Co Asset Management will vote in accordance with the Guidelines. W.R. Hambrecht + Co Asset Management does not receive proxies involving matters that are specifically covered by the Guidelines, and those proxies are automatically voted by the Service in accordance with the Guidelines.

     2. Obtain Consent of Clients. To the extent that W.R. Hambrecht + Co Asset Management has discretion to make a case-by-case decision under the Guidelines with respect to the proposal in question, W.R. Hambrecht + Co Asset Management will disclose the conflict to the relevant clients and obtain their consent to the proposed vote prior to voting the securities. The disclosure to the client will include sufficient detail regarding the matter to be voted on and the nature of W.R. Hambrecht + Co Asset Management's conflict that the client would be able to make an informed decision regarding the vote. If a client does not respond to such a conflict disclosure request or denies the request, W.R. Hambrecht + Co Asset Management will abstain from voting the securities held by that client's account.

    3. Client Directive to Use an Independent Third Party. Alternatively, a client may, in writing, specifically direct W.R. Hambrecht + Co Asset Management to forward all proxy matters in which W.R. Hambrecht + Co Asset Management has a conflict of interest regarding the client's securities to an identified independent third party for review and recommendation. Where such independent third party's recommendations are received on a timely basis, W.R. Hambrecht + Co Asset Management will vote all such proxies in accordance with such third party's recommendation. If the third party's recommendations are not received in a timely manner, W.R. Hambrecht + Co Asset Management will abstain from voting the securities held by that client's account.

Where proxies are automatically voted by the Service in accordance with the Guidelines, W.R. Hambrecht + Co Asset Management will not have made a pre-vote conflict of interest determination. Where the proxy proposal has been forwarded by the Service to the Compliance Officer in accordance with the Guidelines, the Chief Compliance Officer and the President will review the matter for conflicts of interest as part of the overall vote review process. All material conflict of interest so identified by W.R. Hambrecht + Co Asset Management will be addressed as described above in this Section III.A.

B.   LIMITATIONS

In certain circumstances, in accordance with a client's investment advisory contract (or other written directive) or where W.R. Hambrecht + Co Asset Management has determined that it is in the client's best interest, W.R. Hambrecht + Co Asset Management will not vote proxies received. The following are certain circumstances where W.R. Hambrecht + Co Asset Management may limit its role in voting proxies:

     1. Client Maintains Proxy Voting Authority: Where client specifies in writing that it will maintain the authority to vote proxies itself or that it has delegated the right to vote proxies to a third party, W.R. Hambrecht + Co Asset Management will not vote the securities and will direct the relevant custodian to send the proxy material directly to the client or specified third party. If any proxy material is received by W.R. Hambrecht + Co Asset Management or the Service, it will promptly be forwarded to the client or specified third party.

     2. Terminated Account: Once a client account has been terminated with W.R. Hambrecht + Co Asset Management in accordance with its investment advisory agreement, W.R. Hambrecht + Co Asset Management will not vote any proxies received after the termination. However, the client may specify in writing that proxies should be directed to the client (or a specified third party) for action.

     3. Limited Value: If W.R. Hambrecht + Co Asset Management determines that the value of a client's economic interest or the value of the portfolio holding is indeterminable or insignificant, W.R. Hambrecht + Co Asset Management may abstain from voting a client's proxies. W.R. Hambrecht + Co Asset Management also will not vote proxies received for securities which are no longer held by the client's account.

     4. Accommodation Security Positions. In certain instances, a client account may contain certain securities that W.R. Hambrecht + Co Asset Management does not actively manage, but that are maintained in the account at the client's request (designated as "Accommodation Positions"). With respect to such securities, W.R. Hambrecht + Co Asset Management will vote in accordance with its Guidelines unless the position requires a case-by-case analysis, in which case W.R. Hambrecht + Co Asset Management may abstain from voting. The client may also direct W.R. Hambrecht + Co Asset Management to take an action with respect to a particular matter. Such direction must be in writing.

     5. Securities Lending Programs: When securities are out on loan, they are transferred into the borrower's name and are voted by the borrower, in its discretion. However, where W.R. Hambrecht + Co Asset Management determines that a proxy vote (or other shareholder action) is materially important to the client's account, W.R. Hambrecht + Co Asset Management may recall the security for purposes of voting.

     6. Unjustifiable Costs: In certain circumstances, after doing a cost-benefit analysis, W.R. Hambrecht + Co Asset Management may abstain from voting where the cost of voting a client's proxy would exceed any anticipated benefits to the client of the proxy proposal.

IV.   RECORD KEEPING

In accordance with Rule 204-2 under the Advisers Act, W.R. Hambrecht + Co Asset Management will maintain for the time periods set forth in the Rule (i) these proxy voting procedures and policies, and all amendments thereto; (ii) all proxy statements received regarding client securities (provided however, that W.R. Hambrecht + Co Asset Management may rely on the proxy statement filed on EDGAR as its records); (iii) a record of all votes cast on behalf of clients; (iv) records of all client requests for proxy voting information; (v) any documents prepared by W.R. Hambrecht + Co Asset Management that were material to making a decision how to vote or that memorialized the basis for the decision; and (vi) all records relating to requests made to clients regarding conflicts of interest in voting the proxy. Since W.R. Hambrecht + Co Asset Management utilizes resources of the Service to maintain certain of these records, W.R. Hambrecht + Co Asset Management has received a written undertaking from the Service to provide a copy of all such records promptly upon request by W.R. Hambrecht + Co Asset Management.

W.R. Hambrecht + Co Asset Management will describe in its Part II of Form ADV (or other brochure fulfilling the requirement of Rule 204-3) its proxy voting policies and procedures and will inform clients how they may obtain information on how W.R. Hambrecht + Co Asset Management and the Service voted proxies with respect to the clients' portfolio securities. Clients may obtain information on how their securities were voted or a copy of W.R. Hambrecht + Co Asset Management's Policies and Procedures by written request addressed to W.R. Hambrecht + Co Asset Management. W.R. Hambrecht + Co Asset Management will coordinate with the relevant mutual fund service providers to assist in the provision of all information required to be filed by such mutual funds on Form N-PX.

                                    Appendix

                             PROXY VOTING GUIDELINES

                      W.R. HAMBRECHT ASSET MANAGEMENT, LLC

                             PROXY VOTING GUIDELINES

                                    MAY 2005

ELECT DIRECTORS (1000)
---------------- ------------------------------------------------------------------------------------------------------- -----------
    1000-1        Always vote FOR uncontested director nominees.                                                             X
---------------- ------------------------------------------------------------------------------------------------------- -----------

CONTESTED ELECTION OF DIRECTORS (1001)                        CASE BY CASE

RATIFY SELECTION OF AUDITORS (1010)
---------------- ------------------------------------------------------------------------------------------------------- -----------
    1010-2       Vote AGAINST IF the previous auditor was dismissed because of a disagreement with the company.              X
---------------- ------------------------------------------------------------------------------------------------------- -----------

APPROVE NAME CHANGE (1020)
---------------- ------------------------------------------------------------------------------------------------------- -----------
    1020-1       Always vote FOR a management proposal to change the company name.                                           X
---------------- ------------------------------------------------------------------------------------------------------- -----------

APPROVE OTHER BUSINESS (1030)
---------------- ------------------------------------------------------------------------------------------------------- -----------
    1030-1       Always vote FOR a management proposal to approve other business.                                            X
---------------- ------------------------------------------------------------------------------------------------------- -----------

ADJOURN MEETING (1035)
---------------- ------------------------------------------------------------------------------------------------------- -----------
    1035-1 Always vote FOR a management proposal to adjourn the meeting.                                                     X
---------------- ------------------------------------------------------------------------------------------------------- -----------

APPROVE TECHNICAL AMENDMENTS (1040)
---------------- ------------------------------------------------------------------------------------------------------- -----------
    1040-1       Always vote FOR a management proposal to make technical amendments to the charter and/or bylaws.            X
---------------- ------------------------------------------------------------------------------------------------------- -----------

APPROVE FINANCIAL STATEMENTS (1050)
---------------- ------------------------------------------------------------------------------------------------------- -----------
    1050-1       Always vote FOR a management proposal to approve financial statements.                                      X
---------------- ------------------------------------------------------------------------------------------------------- -----------

INCREASE AUTHORIZED COMMON STOCK (1100)
---------------- ------------------------------------------------------------------------------------------------------- -----------
    1100-4       Vote AGAINST IF the dilution represents more than 100% of current authorized shares.                        X
---------------- ------------------------------------------------------------------------------------------------------- -----------

DECREASE AUTHORIZED COMMON STOCK (1101)
---------------- ------------------------------------------------------------------------------------------------------ -----------
    1101-1       Always vote FOR a management proposal to decrease authorized common stock.                                  X
---------------- ------------------------------------------------------------------------------------------------------ -----------

AMEND AUTHORIZED COMMON STOCK (1102)                          CASE BY CASE

APPROVE COMMON STOCK ISSUANCE (1103)                          CASE BY CASE

APPROVE ISSUANCE OR EXERCISE OF STOCK WARRANTS (1104)         CASE BY CASE

AUTHORIZE PREFERRED STOCK (1110)                              CASE BY CASE

INCREASE AUTHORIZED PREFERRED STOCK (1111)                    CASE BY CASE

DECREASE AUTHORIZED PREFERRED STOCK (1112)                    CASE BY CASE

CANCEL SERIES OF PREFERRED STOCK (1113)                       CASE BY CASE

AMEND AUTHORIZED PREFERRED STOCK (1114)                       CASE BY CASE

APPROVE ISSUANCE OR CONVERSION OF PREFERRED STOCK (1115)      CASE BY CASE

ELIMINATE PREEMPTIVE RIGHTS (1120)                            CASE BY CASE

RESTORE PREEMPTIVE RIGHTS (1121)                              CASE BY CASE

AUTHORIZE DUAL CLASS STOCK (1130)                             CASE BY CASE

ELIMINATE DUAL CLASS STOCK (1131)                             CASE BY CASE

AMEND DUAL CLASS STOCK (1132)                                 CASE BY CASE

INCREASE AUTHORIZED DUAL CLASS STOCK (1133)                   CASE BY CASE


APPROVE SHARE REPURCHASE (1140)
---------------- ------------------------------------------------------------------------------------------------------ -----------
    1140-1       Always vote FOR a management proposal to approve a stock repurchase program.                               X
---------------- ------------------------------------------------------------------------------------------------------ -----------

APPROVE STOCK SPLIT (1150)
---------------- ------------------------------------------------------------------------------------------------------ -----------
    1150-1       Always vote FOR a management proposal to approve a stock split.                                            X
---------------- ------------------------------------------------------------------------------------------------------ -----------

APPROVE REVERSE STOCK SPLIT (1151)
---------------- ------------------------------------------------------------------------------------------------------ -----------
    1151-1       Always vote FOR a management proposal to approve reverse a stock split.                                    X
---------------- ------------------------------------------------------------------------------------------------------ -----------

APPROVE MERGER/ACQUISITION (1200)                             CASE BY CASE

APPROVE RECAPITALIZATION (1209)
---------------- ------------------------------------------------------------------------------------------------------ -----------
    1209-1       Always vote FOR a management proposal to approve recapitalization.                                         X
---------------- ------------------------------------------------------------------------------------------------------ -----------

APPROVE RESTRUCTURING (1210)
---------------- ------------------------------------------------------------------------------------------------------ -----------
    1210-1       Always vote FOR a management proposal to restructure the company.                                          X
---------------- ------------------------------------------------------------------------------------------------------ -----------

APPROVE BANKRUPTCY RESTRUCTURING (1211)                       CASE BY CASE


APPROVE LIQUIDATION (1212)
---------------- ------------------------------------------------------------------------------------------------------ -----------
    1212-1        Always vote FOR a management proposal to approve liquidation.                                             X
---------------- ------------------------------------------------------------------------------------------------------ -----------

APPROVE REINCORPORATION (1220)                                CASE BY CASE

APPROVE LEVERAGED BUYOUT (1230)                               CASE BY CASE

APPROVE SPIN-OFF (1240)                                       CASE BY CASE

APPROVE SALE OF ASSETS (1250)                                 CASE BY CASE

ELIMINATE CUMULATIVE VOTING (1300)
---------------- ------------------------------------------------------------------------------------------------------ -----------
    1300-2       Always vote AGAINST a management proposal to eliminate cumulative voting.                                  X
---------------- ------------------------------------------------------------------------------------------------------ -----------

ADOPT CUMULATIVE VOTING (1301)
---------------- ------------------------------------------------------------------------------------------------------ -----------
    1301-1       Always vote FOR a management proposal to adopt cumulative voting.                                          X
---------------- ------------------------------------------------------------------------------------------------------ -----------

ADOPT DIRECTOR LIABILITY PROVISION (1310)
---------------- ------------------------------------------------------------------------------------------------------ -----------
    1310-2       Always vote AGAINST a management proposal to limit the liability of directors.                             X
---------------- ------------------------------------------------------------------------------------------------------ -----------

AMEND DIRECTOR LIABILITY PROVISION (1311)                     CASE BY CASE

ADOPT INDEMNIFICATION PROVISION (1320)                        CASE BY CASE

AMEND INDEMNIFICATION PROVISION (1321)                        CASE BY CASE

APPROVE BOARD SIZE (1332)                                     CASE BY CASE


NO SHAREHOLDER APPROVAL TO FILL VACANCY (1340)
---------------- ------------------------------------------------------------------------------------------------------ -----------
    1340-2       Always vote AGAINST a management proposal to allow the directors to fill vacancies
                 on the board without shareholder approval.                                                                  X
---------------- ------------------------------------------------------------------------------------------------------ -----------

GIVE BOARD AUTHORITY TO SET BOARD SIZE (1341)
---------------- ------------------------------------------------------------------------------------------------------ -----------
    1341-2       Always vote AGAINST a management proposal to give the board the authority to set the
                 size of the board as needed without shareholder approval.                                                  X
---------------- ------------------------------------------------------------------------------------------------------ -----------

REMOVAL OF DIRECTORS (1342)
---------------- ------------------------------------------------------------------------------------------------------ -----------
    1342-3       Vote AGAINST IF the proposal limits the removal of directors to cases where there is legal cause.          X
---------------- ------------------------------------------------------------------------------------------------------ -----------

APPROVE NON-TECHNICAL CHARTER AMENDMENTS (1350)               CASE BY CASE

APPROVE NON-TECHNICAL BYLAW AMENDMENTS (1351)                 CASE BY CASE

APPROVE CLASSIFIED BOARD (1400)
---------------- ------------------------------------------------------------------------------------------------------ -----------
    1400-2       Always vote AGAINST a management proposal to adopt a classified board.                                     X
---------------- ------------------------------------------------------------------------------------------------------ -----------

AMEND CLASSIFIED BOARD (1401)                                 CASE BY CASE

REPEAL CLASSIFIED BOARD (1402)
---------------- ------------------------------------------------------------------------------------------------------ -----------
    1402-1       Always vote FOR a management proposal to repeal a classified board.                                        X
---------------- ------------------------------------------------------------------------------------------------------ -----------

ADOPT POISON PILL (1410)
---------------- ------------------------------------------------------------------------------------------------------ -----------
    1410-2       Always vote AGAINST a management proposal to ratify or adopt a shareholder rights plan (poison pill).      X
---------------- ------------------------------------------------------------------------------------------------------ -----------

REDEEM POISON PILL (1411)
---------------- ------------------------------------------------------------------------------------------------------ -----------
    1411-1       Always vote FOR a management proposal to redeem a shareholder rights plan (poison pill).                   X
---------------- ------------------------------------------------------------------------------------------------------ -----------

ELIMINATE SPECIAL MEETING (1420)
---------------- ------------------------------------------------------------------------------------------------------ -----------
    1420-2       Always vote AGAINST a management proposal to eliminate shareholders' right to call a special meeting.      X
---------------- ------------------------------------------------------------------------------------------------------ -----------

LIMIT SPECIAL MEETING (1421)
---------------- ------------------------------------------------------------------------------------------------------ -----------
    1421-2       Always vote AGAINST a management proposal to limit shareholders' right to call a special meeting.          X
---------------- ------------------------------------------------------------------------------------------------------ -----------

RESTORE SPECIAL MEETING (1422)
---------------- ------------------------------------------------------------------------------------------------------ -----------
    1422-1       Always vote FOR a management proposal to restore shareholders' right to call a special meeting.            X
---------------- ------------------------------------------------------------------------------------------------------ -----------

ELIMINATE WRITTEN CONSENT (1430)
---------------- ------------------------------------------------------------------------------------------------------ -----------
    1430-2       Always vote AGAINST a management proposal to eliminate shareholders' right to act by written consent.      X
---------------- ------------------------------------------------------------------------------------------------------ -----------

LIMIT WRITTEN CONSENT (1431)
---------------- ------------------------------------------------------------------------------------------------------ -----------
    1431-2       Always vote AGAINST a management proposal to limit shareholders' right to act by written consent.          X
---------------- ------------------------------------------------------------------------------------------------------ -----------

RESTORE WRITTEN CONSENT (1432)
---------------- ------------------------------------------------------------------------------------------------------ -----------
    1432-1       Always vote FOR a management proposal to restore shareholders' right to act by written consent.            X
---------------- ------------------------------------------------------------------------------------------------------ -----------

ADOPT SUPERMAJORITY REQUIREMENT (1440)
---------------- ------------------------------------------------------------------------------------------------------ -----------
    1440-2       Always vote AGAINST a management proposal to establish a supermajority vote provision to
                 approve merger or other business combination.                                                              X
---------------- ------------------------------------------------------------------------------------------------------ -----------

AMEND SUPERMAJORITY REQUIREMENT (1443)
---------------- ------------------------------------------------------------------------------------------------------ -----------
    1443-2       Vote AGAINST IF the amendment would increase the vote required to approve the transaction.                 X
---------------- ------------------------------------------------------------------------------------------------------ -----------


ELIMINATE SUPERMAJORITY REQUIREMENT (1444)
---------------- ------------------------------------------------------------------------------------------------------ -----------
    1444-1       Always vote FOR a management proposal to eliminate a supermajority vote provision to
                 approve merger or other business combination.                                                              X
---------------- ------------------------------------------------------------------------------------------------------ -----------

ADOPT SUPERMAJORITY LOCK-IN (1445)
---------------- ------------------------------------------------------------------------------------------------------ -----------
    1445-2       Always vote AGAINST a management proposal to adopt supermajority vote requirements
                 (lock-ins) to change certain bylaw or charter provisions.                                                  X
---------------- ------------------------------------------------------------------------------------------------------ -----------

AMEND SUPERMAJORITY LOCK-IN (1446)                            CASE BY CASE

ELIMINATE SUPERMAJORITY LOCK-IN (1447)
---------------- ------------------------------------------------------------------------------------------------------ -----------
    1447-1       Always vote FOR a management proposal to eliminate supermajority vote requirements
                 (lock-ins) to change certain bylaw or charter provisions.                                                  X
---------------- ------------------------------------------------------------------------------------------------------ -----------

CONSIDER NON-FINANCIAL EFFECTS OF MERGER (1450)               CASE BY CASE

ADOPT FAIR PRICE PROVISION (1460)
---------------- ------------------------------------------------------------------------------------------------------ -----------
    1460-1       Always vote FOR a management proposal that establishes a fair price provision.                             X
---------------- ------------------------------------------------------------------------------------------------------ -----------

AMEND FAIR PRICE PROVISION (1461)
---------------- ------------------------------------------------------------------------------------------------------ -----------
    1461-1       Always vote FOR a management proposal to amend a fair price provision.                                     X
---------------- ------------------------------------------------------------------------------------------------------ -----------

REPEAL FAIR PRICE PROVISION (1462)                            CASE BY CASE

ADOPT ANTI-GREENMAIL PROVISION (1470)
---------------- ------------------------------------------------------------------------------------------------------ -----------
    1470-1       Always vote FOR a management proposal to limit the payment of greenmail.                                   X
---------------- ------------------------------------------------------------------------------------------------------ -----------

ADOPT ADVANCE NOTICE REQUIREMENT (1480)
---------------- ------------------------------------------------------------------------------------------------------ -----------
    1480-1       Always vote FOR a management proposal to adopt advance notice requirements.                                X
---------------- ------------------------------------------------------------------------------------------------------ -----------

OPT OUT OF STATE TAKEOVER LAW (1490)                          CASE BY CASE

OPT INTO STATE TAKEOVER LAW (1491)                            CASE BY CASE

ADOPT STOCK OPTION PLAN (1500)                                CASE BY CASE

AMEND STOCK OPTION PLAN (1501)                                CASE BY CASE

ADD SHARES TO STOCK OPTION PLAN (1502)                        CASE BY CASE

LIMIT ANNUAL AWARDS (1503)                                    CASE BY CASE

EXTEND TERM OF STOCK OPTION PLAN (1505)                       CASE BY CASE

ADOPT DIRECTOR STOCK OPTION PLAN (1510)                       CASE BY CASE

AMEND DIRECTOR STOCK OPTION PLAN (1511)                       CASE BY CASE

ADD SHARES TO DIRECTOR STOCK OPTION PLAN (1512)               CASE BY CASE

ADOPT EMPLOYEE STOCK PURCHASE PLAN (1520)                     CASE BY CASE

AMEND EMPLOYEE STOCK PURCHASE PLAN (1521)                     CASE BY CASE

ADD SHARES TO EMPLOYEE STOCK PURCHASE PLAN (1522)             CASE BY CASE

ADOPT STOCK AWARD PLAN (1530)                                 CASE BY CASE

AMEND STOCK AWARD PLAN (1531)                                 CASE BY CASE

ADD SHARES TO STOCK AWARD PLAN (1532)                         CASE BY CASE

ADOPT DIRECTOR STOCK AWARD PLAN (1540)                        CASE BY CASE

AMEND DIRECTOR STOCK AWARD PLAN (1541)                        CASE BY CASE

ADD SHARES TO DIRECTOR STOCK AWARD PLAN (1542)                CASE BY CASE

APPROVE ANNUAL BONUS PLAN (1560)                              CASE BY CASE


APPROVE SAVINGS PLAN (1561)
---------------- ----------------------------------------------------------------------------------------------------- -----------
    1561-1       Always vote FOR a management proposal to adopt a savings plan.                                            X
---------------- ----------------------------------------------------------------------------------------------------- -----------

APPROVE OPTION/STOCK AWARDS (1562)                            CASE BY CASE

ADOPT DEFERRED COMPENSATION PLAN (1563)
---------------- ----------------------------------------------------------------------------------------------------- -----------
    1563-1       Always vote FOR a management proposal to adopt a deferred compensation plan.                              X
---------------- ----------------------------------------------------------------------------------------------------- -----------

APPROVE LONG-TERM BONUS PLAN (1564)
---------------- ----------------------------------------------------------------------------------------------------- -----------
    1564-1       Always vote FOR a management proposal to approve a long-term bonus plan.                                  X
---------------- ----------------------------------------------------------------------------------------------------- -----------

APPROVE EMPLOYMENT AGREEMENTS (1565)
---------------- ----------------------------------------------------------------------------------------------------- -----------
    1565-1       Always vote FOR a management proposal to approve an employment agreement or contract.                     X
---------------- ----------------------------------------------------------------------------------------------------- -----------

AMEND DEFERRED COMPENSATION PLAN (1566)                       CASE BY CASE

EXCHANGE UNDERWATER OPTIONS (1570)
---------------- ----------------------------------------------------------------------------------------------------- -----------
    1570-2       Always vote AGAINST a management proposal to exchange underwater options (options
                 with a per-share exercise price that exceeds the underlying stock's current market price).                X
---------------- ----------------------------------------------------------------------------------------------------- -----------

AMEND ANNUAL BONUS PLAN (1581)                                CASE BY CASE

REAPPROVE OPTION/BONUS PLAN FOR OBRA (1582)
---------------- ------------------------------------------------------------------------------------------------------- -----------
    1582-1       Always vote FOR a management proposal to reapprove a stock option plan or bonus plan for purposes of        X
                 OBRA.
---------------- ------------------------------------------------------------------------------------------------------- -----------

AMEND LONG-TERM BONUS PLAN (1586)                             CASE BY CASE

SHAREHOLDER PROPOSALS

SP-SHAREHOLDER APPROVAL OF AUDITORS (2000)
---------------- ------------------------------------------------------------------------------------------------------- -----------
    2000-1       Always vote FOR a shareholder proposal calling for stockholder ratification of auditors.                    X
---------------- ------------------------------------------------------------------------------------------------------- -----------

SP-AUDITORS MUST ATTEND ANNUAL MEETING (2001)
---------------- ------------------------------------------------------------------------------------------------------- -----------
    2001-1       Always vote FOR a shareholder proposal calling for the auditors to attend the annual meeting.               X
---------------- ------------------------------------------------------------------------------------------------------- -----------

SP-LIMIT CONSULTING BY AUDITORS (2002)
---------------- ------------------------------------------------------------------------------------------------------- -----------
    2002-1       Always vote FOR a shareholder proposal calling for limiting consulting by auditors.                         X
---------------- ------------------------------------------------------------------------------------------------------- -----------

SP-ROTATE AUDITORS (2003)                                     CASE BY CASE

SP-RESTORE PREEMPTIVE RIGHTS (2010)                           CASE BY CASE

SP-STUDY SALE OR SPIN-OFF (2030)                              CASE BY CASE

SP-ADOPT CONFIDENTIAL VOTING (2100)
---------------- ------------------------------------------------------------------------------------------------------- -----------
    2100-1       Always vote FOR a shareholder proposal asking the board to adopt confidential voting and independent        X
                 tabulation of the proxy ballots.
---------------- ------------------------------------------------------------------------------------------------------- -----------

SP-COUNTING SHAREHOLDER VOTES (2101)                          CASE BY CASE

SP-NO DISCRETIONARY VOTING (2102)                             CASE BY CASE

SP-EQUAL ACCESS TO THE PROXY (2110)
---------------- ------------------------------------------------------------------------------------------------------- -----------
    2110-1        Always vote FOR a shareholder proposal to provide equal access to the proxy materials for shareholders.    X
---------------- ------------------------------------------------------------------------------------------------------- -----------

SP-IMPROVE MEETING REPORTS (2120)                             CASE BY CASE

SP-CHANGE ANNUAL MEETING LOCATION (2130)                      CASE BY CASE

SP-CHANGE ANNUAL MEETING DATE (2131)                          CASE BY CASE

SP-BOARD INCLUSIVENESS (2201)
---------------- ------------------------------------------------------------------------------------------------------- -----------
    2201-2       Always vote AGAINST a shareholder proposal asking the board to include more women and minorities
                 as directors.                                                                                               X
---------------- ------------------------------------------------------------------------------------------------------- -----------

SP-INCREASE BOARD INDEPENDENCE (2202)                         CASE BY CASE

SP-DIRECTOR TENURE/RETIREMENT AGE (2203)                      CASE BY CASE

SP-MINIMUM STOCK OWNERSHIP BY DIRECTORS (2204)
---------------- ------------------------------------------------------------------------------------------------------- -----------

    2204-1       Always vote FOR a shareholder proposal to require minimum stock ownership by directors.                     X
---------------- ------------------------------------------------------------------------------------------------------- -----------

SP-ALLOW UNION/EMPLOYEE REPRESENTATIVES ON THE BOARD (2205)
---------------- ------------------------------------------------------------------------------------------------------- -----------
    2205-2       Always vote AGAINST a shareholder proposal that seeks to provide for union or employee
                 representatives on the board of directors.                                                                  X
---------------- ------------------------------------------------------------------------------------------------------- -----------

SP-DIRECTORS' ROLE IN CORPORATE STRATEGY (2206)               CASE BY CASE

SP-INCREASE NOMINATING COMMITTEE INDEPENDENCE (2210)          CASE BY CASE

SP-CREATE NOMINATING COMMITTEE (2211)                         CASE BY CASE

SP-CREATE SHAREHOLDER COMMITTEE (2212)                        CASE BY CASE

SP-INDEPENDENT BOARD CHAIRMAN (2214)
---------------- ------------------------------------------------------------------------------------------------------- -----------
    2214-2       Always vote AGAINST a shareholder proposal asking that the chairman of the board of
                 directors be chosen from among the ranks of the non-employee directors.                                     X
---------------- ------------------------------------------------------------------------------------------------------- -----------

SP-LEAD DIRECTOR (2215)
---------------- ------------------------------------------------------------------------------------------------------- -----------
    2215-2       Always vote AGAINST a shareholder proposal asking that a lead director be chosen from among
                 the ranks of the non-employee directors.                                                                    X
---------------- ------------------------------------------------------------------------------------------------------- -----------

SP-ADOPT CUMULATIVE VOTING (2220)
---------------- ------------------------------------------------------------------------------------------------------- -----------
    2220-1       Always vote FOR a shareholder proposal calling for the adoption of cumulative voting.                       X
---------------- ------------------------------------------------------------------------------------------------------- -----------

SP-REQUIRE NOMINEE STATEMENT IN PROXY (2230)
---------------- ------------------------------------------------------------------------------------------------------- -----------
    2230-2       Always vote AGAINST a shareholder proposal to require directors to place a statement of
                 candidacy in the proxy statement.                                                                           X
---------------- ------------------------------------------------------------------------------------------------------- -----------

SP-DOUBLE BOARD NOMINEES (2231)
---------------- ------------------------------------------------------------------------------------------------------- -----------
    2231-2       Always vote AGAINST a shareholder proposal to nominate two director candidates for each open
                 board seat.                                                                                                 X
---------------- ------------------------------------------------------------------------------------------------------- -----------

SP-DIRECTOR LIABILITY (2240)
---------------- ------------------------------------------------------------------------------------------------------- -----------
    2240-1       Always vote FOR a shareholder proposal to make directors liable for acts or omissions that constitute a breach of fiduciary care resulting from a director's gross negligence and/or
                 reckless or willful neglect.                                                                                X
---------------- ------------------------------------------------------------------------------------------------------- -----------

SP-REPEAL CLASSIFIED BOARD (2300)
---------------- ------------------------------------------------------------------------------------------------------- -----------
    2300-1       Always vote FOR a shareholder proposal to repeal a classified board.                                        X
---------------- ------------------------------------------------------------------------------------------------------- -----------

SP-REDEEM OR VOTE ON POISON PILL (2310)                       CASE BY CASE

SP-ELIMINATE SUPERMAJORITY PROVISION (2320)
---------------- ------------------------------------------------------------------------------------------------------- -----------
    2320-1       Always vote FOR a shareholder proposal that seeks to eliminate supermajority provisions.                    X
---------------- ------------------------------------------------------------------------------------------------------- -----------

SP-REDUCE SUPERMAJORITY PROVISION (2321)
---------------- ------------------------------------------------------------------------------------------------------- -----------
    2321-1       Always vote FOR a shareholder proposal that seeks to reduce supermajority provisions.                       X
---------------- ------------------------------------------------------------------------------------------------------- -----------

SP-REPEAL FAIR PRICE PROVISION (2324)                          CASE BY CASE

SP-RESTORE RIGHT TO CALL A SPECIAL MEETING (2325)
---------------- ------------------------------------------------------------------------------------------------------- -----------
    2325-1       Always vote FOR a shareholder proposal to restore shareholders' right to call a special meeting.            X
---------------- ------------------------------------------------------------------------------------------------------- -----------

SP-RESTORE RIGHT TO ACT BY WRITTEN CONSENT (2326)
---------------- ------------------------------------------------------------------------------------------------------- -----------
    2326-1       Always vote FOR a shareholder proposal to restore shareholders' right to act by written consent.            X
---------------- ------------------------------------------------------------------------------------------------------- -----------

SP-PROHIBIT TARGETED SHARE PLACEMENT (2330)                   CASE BY CASE

SP-OPT OUT OF STATE TAKEOVER STATUTE (2341)                   CASE BY CASE

SP-RE-INCORPORATION (2342)
---------------- ------------------------------------------------------------------------------------------------------- -----------
    2342-2       Always vote AGAINST a shareholder proposal to reincorporate the company in another state.                   X
---------------- ------------------------------------------------------------------------------------------------------- -----------

SP-ADOPT ANTI-GREENMAIL PROVISION (2350)
---------------- ------------------------------------------------------------------------------------------------------- -----------
    2350-1       Always vote FOR a shareholder proposal to limit greenmail payments.                                         X
---------------- ------------------------------------------------------------------------------------------------------- -----------

SP-RESTRICT EXECUTIVE COMPENSATION (2400)
---------------- ------------------------------------------------------------------------------------------------------- -----------
    2400-2       Always vote AGAINST a shareholder proposal to restrict executive compensation.                              X
---------------- ------------------------------------------------------------------------------------------------------- -----------

SP-DISCLOSE EXECUTIVE COMPENSATION (2401)                     CASE BY CASE

SP-RESTRICT DIRECTOR COMPENSATION (2402)
---------------- ------------------------------------------------------------------------------------------------------- -----------
    2402-2       Always vote AGAINST a shareholder proposal to restrict director compensation.                                X
---------------- ------------------------------------------------------------------------------------------------------- -----------

SP-CAP EXECUTIVE PAY (2403)
---------------- ------------------------------------------------------------------------------------------------------- -----------
    2403-2       Always vote AGAINST a shareholder proposal to cap executive pay.                                             X
---------------- ------------------------------------------------------------------------------------------------------- -----------

SP-PAY DIRECTORS IN STOCK (2405)                              CASE BY CASE

SP-APPROVE EXECUTIVE COMPENSATION (2406)
---------------- ------------------------------------------------------------------------------------------------------- -----------
    2406-2       Always vote AGAINST a shareholder proposal calling for shareholder votes on executive pay.                  X
---------------- ------------------------------------------------------------------------------------------------------- -----------

SP-RESTRICT DIRECTOR PENSIONS (2407)                           CASE BY CASE

SP-REVIEW/REPORT ON/LINK EXECUTIVE PAY TO SOCIAL CRITERIA (2408)
---------------- ------------------------------------------------------------------------------------------------------- -----------
    2408-2       Always vote AGAINST a shareholder proposal that asks management to review, report on and/or
                 link executive compensation to non-financial criteria, particularly social criteria.                        X
---------------- ------------------------------------------------------------------------------------------------------- -----------

SP-NO REPRICING OF UNDERWATER OPTIONS (2409)                  CASE BY CASE

SP-GOLDEN PARACHUTES (2414)
---------------- ------------------------------------------------------------------------------------------------------- -----------
    2414-1        Always vote FOR a shareholder proposal calling for a ban or shareholder vote on future
                  golden parachutes.                                                                                         X
---------------- ------------------------------------------------------------------------------------------------------- -----------

SP-AWARD PERFORMANCE-BASED STOCK OPTIONS (2415)               CASE BY CASE

SP-EXPENSE STOCK OPTIONS (2416)
---------------- ------------------------------------------------------------------------------------------------------- -----------
    2416-1       Always vote FOR a shareholder proposal establishing a policy of expensing the costs of all
                 future stock options issued by the company in the company's annual income statement.                        X
---------------- ------------------------------------------------------------------------------------------------------- -----------

SP-PENSION FUND SURPLUS (2417)
---------------- ------------------------------------------------------------------------------------------------------- -----------
    2417-2       Always vote AGAINST a shareholder proposal that requests future executive compensation be
                 determined without regard to any pension fund income.                                                       X
---------------- ------------------------------------------------------------------------------------------------------- -----------

SP-CREATE COMPENSATION COMMITTEE (2420)                       CASE BY CASE

SP-HIRE INDEPENDENT COMPENSATION CONSULTANT (2421)            CASE BY CASE

SP-INCREASE COMPENSATION COMMITTEE INDEPENDENCE (2422)        CASE BY CASE

SP-INCREASE AUDIT COMMITTEE INDEPENDENCE (2500)               CASE BY CASE

SP-INCREASE KEY COMMITTEE INDEPENDENCE (2501)                 CASE BY CASE


SOCIAL ISSUE PROPOSALS

SP-DEVELOP/REPORT ON HUMAN RIGHTS POLICY (3000)
---------------- ------------------------------------------------------------------------------------------------------- -----------
    3000-3       Vote AGAINST IF the company does not operate in countries of concern.                                       X
---------------- ------------------------------------------------------------------------------------------------------- -----------

SP-REVIEW OPERATIONS' IMPACT ON LOCAL GROUPS (3005)
---------------- ------------------------------------------------------------------------------------------------------- -----------
    3005-2       Always vote AGAINST a shareholder proposal that asks the company to review its operations' impact on        X
                 local groups.
---------------- ------------------------------------------------------------------------------------------------------- -----------

SP-BURMA-LIMIT OR END OPERATIONS (3030)
---------------- ------------------------------------------------------------------------------------------------------- -----------
    3030-2       Always vote AGAINST a shareholder proposal that asks the company to limit or end operations in Burma.       X
---------------- ------------------------------------------------------------------------------------------------------- -----------

SP-BURMA-REVIEW OPERATIONS (3031)
---------------- ------------------------------------------------------------------------------------------------------- -----------
    3031-2       Always vote AGAINST a shareholder proposal that asks management to review operations in Burma.              X
---------------- ------------------------------------------------------------------------------------------------------- -----------

SP-CHINA-NO USE OF FORCED LABOR (3040)                        CASE BY CASE

SP-CHINA-ADOPT CODE OF CONDUCT (3041)                         CASE BY CASE

SP-REVIEW MILITARY CONTRACTING CRITERIA (3100)
---------------- ------------------------------------------------------------------------------------------------------- -----------
    3100-2       Always vote AGAINST a shareholder proposal that asks management to develop social, economic and ethical criteria that the company could use to determine the acceptability
                 of military contracts and to govern the execution of the contracts.                                        X
---------------- ------------------------------------------------------------------------------------------------------- -----------

SP-REVIEW ECONOMIC CONVERSION (3110)
---------------- ------------------------------------------------------------------------------------------------------- -----------
    3110-2       Always vote AGAINST a shareholder proposal that asks management to create a plan for converting the company's facilities that are dependent on defense contracts toward production for
                 commercial markets.                                                                                         X
---------------- ------------------------------------------------------------------------------------------------------- -----------

SP-REVIEW SPACE WEAPONS (3120)
---------------- ------------------------------------------------------------------------------------------------------- -----------
    3120-2       Always vote AGAINST a shareholder proposal that asks management to report on the company's government contracts for the development of ballistic missile defense technologies and
                 related space systems.                                                                                       X
---------------- ------------------------------------------------------------------------------------------------------- -----------

SP-REVIEW FOREIGN MILITARY SALES (3130)
---------------- ------------------------------------------------------------------------------------------------------- -----------
    3130-2       Always vote AGAINST a shareholder proposal that asks management to report on the company's
                 foreign military sales or foreign offset activities.                                                        X
---------------- ------------------------------------------------------------------------------------------------------- -----------

SP-LIMIT OR END NUCLEAR WEAPONS PRODUCTION (3150)
---------------- ------------------------------------------------------------------------------------------------------- -----------
    3150-2       Always vote AGAINST a shareholder proposal that asks management to limit or end nuclear weapons             X
                 production.
---------------- ------------------------------------------------------------------------------------------------------- -----------

SP-REVIEW NUCLEAR WEAPONS PRODUCTION (3151)
---------------- ------------------------------------------------------------------------------------------------------- -----------
    3151-2       Always vote AGAINST a shareholder proposal that asks management to review nuclear weapons production.       X
---------------- ------------------------------------------------------------------------------------------------------- -----------

SP-REVIEW CHARITABLE GIVING POLICY (3210)
---------------- ------------------------------------------------------------------------------------------------------- -----------
    3210-2       Always vote AGAINST a shareholder proposal that asks the company to establish shareholder-designated
                 contribution programs.                                                                                      X
---------------- ------------------------------------------------------------------------------------------------------- -----------

SP-LIMIT OR END CHARITABLE GIVING (3215)
---------------- ------------------------------------------------------------------------------------------------------- -----------
    3215-3       Vote AGAINST IF the company's giving is not excessive or the proposal would end all giving.                 X
---------------- ------------------------------------------------------------------------------------------------------- -----------

SP-REVIEW POLITICAL SPENDING (3220)                           CASE BY CASE

SP-LIMIT OR END POLITICAL SPENDING (3221)                     CASE BY CASE

SP-DISCLOSE PRIOR GOVERNMENT SERVICE (3222)
---------------- ------------------------------------------------------------------------------------------------------- -----------
    3222-2       Always vote AGAINST a shareholder proposal requesting disclosure of company executives' prior
                 government service.                                                                                         X
---------------- ------------------------------------------------------------------------------------------------------- -----------

SP-AFFIRM POLITICAL NONPARTISANSHIP (3224)                    CASE BY CASE

SP-REVIEW TOBACCO MARKETING (3300)
---------------- ------------------------------------------------------------------------------------------------------- -----------
    3300-2       Always vote AGAINST a shareholder proposal that asks management to report on or change tobacco
                 product marketing practices.                                                                                X
---------------- ------------------------------------------------------------------------------------------------------- -----------

SP-SEVER LINKS WITH TOBACCO INDUSTRY (3307)
---------------- ------------------------------------------------------------------------------------------------------- -----------
    3307-2       Always vote AGAINST a shareholder proposal to sever links with the tobacco industry.                        X
---------------- ------------------------------------------------------------------------------------------------------- -----------

SP-REVIEW OR REDUCE TOBACCO HARM TO HEALTH (3308)    CASE BY CASE

SP-REVIEW OR PROMOTE ANIMAL WELFARE (3320)
---------------- ------------------------------------------------------------------------------------------------------- -----------
    3320-2       Always vote AGAINST a shareholder proposal that asks management to review or promote animal welfare.        X
---------------- ------------------------------------------------------------------------------------------------------- -----------

SP-REVIEW DRUG PRICING OR DISTRIBUTION (3340)
---------------- ------------------------------------------------------------------------------------------------------- -----------
    3340-2       Always vote AGAINST a shareholder proposal that asks the company to report or take action on                X
                 pharmaceutical drug pricing or distribution.
---------------- ------------------------------------------------------------------------------------------------------- -----------

SP-OPPOSE EMBRYO/FETAL DESTRUCTION (3350)
---------------- ------------------------------------------------------------------------------------------------------- -----------
    3350-2       Always vote AGAINST a shareholder proposal that asks the company to take action on embryo or fetal          X
                 destruction.
---------------- ------------------------------------------------------------------------------------------------------- -----------

SP-REVIEW NUCLEAR FACILITY/WASTE (3400)
---------------- ------------------------------------------------------------------------------------------------------- -----------
    3400-1       Always vote FOR a shareholder proposal that asks the company to review or report on nuclear
                 facilities or nuclear waste.                                                                                X
---------------- ------------------------------------------------------------------------------------------------------- -----------

SP-REVIEW ENERGY EFFICIENCY & RENEWABLES (3410)
---------------- ------------------------------------------------------------------------------------------------------- -----------
    3410-3       Vote AGAINST IF the proposal asks for more than a report.                                                   X
---------------- ------------------------------------------------------------------------------------------------------- -----------

SP-ENDORSE CERES PRINCIPLES (3420)                            CASE BY CASE

SP-CONTROL GENERATION OF POLLUTANTS (3422)                    CASE BY CASE

SP-REPORT ON ENVIRONMENTAL IMPACT OR PLANS (3423)             CASE BY CASE

SP-REPORT OR TAKE ACTION ON CLIMATE CHANGE (3425)             CASE BY CASE

SP-REVIEW OR CURB BIOENGINEERING (3430)
---------------- ------------------------------------------------------------------------------------------------------- -----------
    3430-2       Always vote AGAINST a shareholder proposal that asks management to report on, label or restrict
                 sales of bioengineered products.                                                                            X
---------------- ------------------------------------------------------------------------------------------------------- -----------

SP-PRESERVE/REPORT ON NATURAL HABITAT (3440)
---------------- ------------------------------------------------------------------------------------------------------- -----------
    3440-3        Vote AGAINST IF the proposal asks for action beyond reporting.                                              X
---------------- ------------------------------------------------------------------------------------------------------- -----------

SP-REVIEW DEVELOPING COUNTRY DEBT (3500)
---------------- ------------------------------------------------------------------------------------------------------- -----------
    3500-2       Always vote AGAINST a shareholder proposal asking the company to review their developing
                 country debt and lending criteria and to report to shareholders on its findings.                             X
---------------- ------------------------------------------------------------------------------------------------------- -----------

SP-REVIEW SOCIAL IMPACT OF FINANCIAL VENTURES (3503)
---------------- ------------------------------------------------------------------------------------------------------- -----------
    3503-2       Always vote AGAINST a shareholder proposal that requests a company to assess the environmental, public health, human rights, labor rights or other socio-economic impacts of its
                 credit decisions.                                                                                            X
---------------- ------------------------------------------------------------------------------------------------------- -----------

SP-REVIEW FAIR LENDING POLICY (3520)                           CASE BY CASE

SP-REVIEW PLANT CLOSINGS (3600)
---------------- ------------------------------------------------------------------------------------------------------- -----------
    3600-2       Always vote AGAINST a shareholder proposal that asks the company to establish committees to
                 consider issues related to facilities closure and relocation of work.                                        X
---------------- ------------------------------------------------------------------------------------------------------- -----------

SP-REPORT ON EEO (3610)
---------------- ------------------------------------------------------------------------------------------------------- -----------
    3610-2       Always vote AGAINST a shareholder proposal that asks management to report on the company's affirmative action policies and programs, including releasing its EEO-1 forms and providing
                 statistical data on specific positions within the company.                                                   X
---------------- ------------------------------------------------------------------------------------------------------- -----------

SP-DROP SEXUAL ORIENTATION FROM EEO POLICY (3614)             CASE BY CASE

SP-ADOPT SEXUAL ORIENTATION ANTI-BIAS POLICY (3615)           CASE BY CASE

SP-REVIEW MEXICAN WORK FORCE CONDITIONS (3621)                CASE BY CASE

SP-ADOPT STANDARDS FOR MEXICAN OPERATION (3622)               CASE BY CASE

SP-REVIEW OR IMPLEMENT MACBRIDE PRINCIPLES (3630)             CASE BY CASE

SP-URGE MACBRIDE ON CONTRACTOR/FRANCHISEE (3632)              CASE BY CASE

SP-REVIEW GLOBAL LABOR PRACTICES (3680)
---------------- ------------------------------------------------------------------------------------------------------- -----------
    3680-3       Vote AGAINST IF the company already reports publicly using a recognized standard.                           X
---------------- ------------------------------------------------------------------------------------------------------- -----------
    3680-4       Vote AGAINST IF the resolution asks for more than a report.                                                 X
---------------- ------------------------------------------------------------------------------------------------------- -----------

SP-MONITOR/ADOPT ILO CONVENTIONS (3681)                       CASE BY CASE

SP-REPORT ON SUSTAINABILITY (3700)
---------------- ------------------------------------------------------------------------------------------------------- -----------
    3700-2        Always vote AGAINST a shareholder proposal requesting reports on sustainability.                           X
---------------- ------------------------------------------------------------------------------------------------------- -----------